NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Aberdeen Small Cap Fund - Class A (PRSCA)
120,479 shares (cost $1,844,668)	$1,843,332
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
86,983 shares (cost $862,204)	884,621
Income & Growth Fund - Class A (ACIGA)
64,050 shares (cost $1,874,102)	1,536,569
Large Cap Blend Fund - Common Class (CSLCBC)
155,356 shares (cost $1,553,582)	1,631,238
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
179,207 shares (cost $672,306)	741,916
Asset Manager 50% (FAM)
112,789 shares (cost $1,744,383)	1,739,202
Janus Balanced Fund - Class S (JBS)
45,426 shares (cost $1,029,019)	1,139,732
Janus Fund Class - J Shares (JF)
142,774 shares (cost $3,303,719)	4,160,447
Janus Overseas Fund - Class S (JOS)
9,708 shares (cost $432,257)	490,658
Janus Twenty Fund - Class J (JTF)
245,616 shares (cost $11,402,034)	16,144,355
Janus Worldwide Fund - Class J (JWF)
53,004 shares (cost $2,138,976)	2,468,383
Janus Worldwide Fund - Class S (JWS)
5,546 shares (cost $186,641)	261,892
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
167,115 shares (cost $2,042,553)	2,383,065
MFS Strategic Income Fund - Class A (MSI)
174,614 shares (cost $1,079,987)	1,150,704
Bond Fund - Class D (NBF)
148,504 shares (cost $1,399,780)	1,458,307
Bond Index Fund - Class A (NBIXA)
33,878 shares (cost $389,600)	384,180
Fund - Class D (NF)
205,862 shares (cost $2,985,409)	2,789,435
Government Bond Fund - Class D (NGBF)
362,546 shares (cost $3,916,181)	3,770,477
Growth Fund - Class D (NGF)
49,863 shares (cost $304,627)	444,776
International Index Fund - Class A (NIIXA)
2,212 shares (cost $16,803)	16,389
Investor Destinations Aggressive Fund - Service Class (IDAS)
191,027 shares (cost $1,666,047)	1,635,193
Investor Destinations Conservative Fund - Service Class (IDCS)
161,079 shares (cost $1,575,799)	1,643,005
Investor Destinations Moderate Fund - Service Class (IDMS)
564,401 shares (cost $5,540,338)	5,299,724
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
459,867 shares (cost $4,349,921)	4,193,985
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
151,988 shares (cost $1,459,337)	1,524,437
Mid Cap Market Index Fund - Class A (NMCIXA)
68,558 shares (cost $908,580)	1,011,225
Money Market Fund - Prime Shares (MMF)
8,886,308 shares (cost $8,886,308)	8,886,308

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Money Market Fund - Service Class (MMFR)
4,484,896 shares (cost $4,484,896)	4,484,896
Nationwide Growth Fund - Class A (NGFA)
56,716 shares (cost $436,301)	491,726
Nationwide Large Cap Value Fund - Class A (PRLVA)
147,206 shares (cost $1,683,320)	1,442,618
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
164,426 shares (cost $1,388,961)	1,525,876
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
21,306 shares (cost $209,813)	217,110
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
218,079 shares (cost $2,177,008)	2,302,913
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
258,292 shares (cost $2,670,499)	2,686,238
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
69,003 shares (cost $643,317)	719,014
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
8,363 shares (cost $76,463)	81,618
S&P 500 Index Fund - Service Class (NIXR)
251,290 shares (cost $2,518,144)	2,633,515
Small Cap Index Fund - Class A (NSCIXA)
61,948 shares (cost $631,812)	735,327
Templeton NVIT International Value Fund - Class III (NVTIV3)
5,127 shares (cost $68,736)	64,245
AIM Small Cap Growth Fund - Investor Class (ASCGI)
12,056 shares (cost $313,758)	354,086
Basic Balanced Fund - Investor Class (ABBLI)
9,004 shares (cost $90,344)	99,139
Dynamics Fund - Investor Class (IDF)
176,723 shares (cost $3,370,003)	3,933,860
American Century International Growth Fund - Class A (TCIGA)
9,927 shares (cost $88,661)	109,889
American Century International Growth Fund - Investor Class (TCIGR)
73,558 shares (cost $639,567)	812,820
Growth Fund - Investor Class (TCG)
233,437 shares (cost $4,604,111)	6,032,013
Income & Growth Fund - Investor Class (IGF)
118,424 shares (cost $3,429,841)	2,843,370
Short-Term Government Fund - Investor Class (BSTG)
240,067 shares (cost $2,309,806)	2,343,055
Ultra(R) Fund - Investor Class (TCUL)
293,561 shares (cost $7,660,561)	6,649,146
VP International Fund - Class IV (ACVI4)
207,961 shares (cost $1,989,391)	1,778,071
Appreciation Fund, Inc. (DAF)
69,304 shares (cost $2,667,531)	2,647,394
Balanced Opportunity Fund - Class Z (DPBOZ)
60,364 shares (cost $1,055,672)	997,819
Dreyfus S&P 500 Index Fund (DSPI)
285,268 shares (cost $9,878,684)	9,864,582
Emerging Leaders Fund (DEL)
495 shares (cost $16,926)	10,401
Intermediate Term Income Fund - Class A (DPITIA)
118,099 shares (cost $1,440,439)	1,544,733
Third Century Fund, Inc. - Class Z (DTC)
64,069 shares (cost $499,902)	637,489
Equity Income Fund - Class I (EIG)
38,664 shares (cost $769,792)	741,584

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Bond Fund - Class F Shares (FBDF)
220,849 shares (cost $1,895,659)	2,029,599
Equity Income Fund, Inc. - Class F Shares (FEQIF)
6,589 shares (cost $111,461)	113,007
High Yield Trust (FHYT)
537,716 shares (cost $2,977,317)	3,183,279
Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)
85,684 shares (cost $834,164)	863,696
Advisor Balanced Fund - Class A (FABA)
18,149 shares (cost $286,447)	270,605
Advisor Balanced Fund - Class T (FAB)
72,323 shares (cost $1,120,995)	1,087,008
Advisor Equity Growth Fund - Class A (FAEGA)
13,617 shares (cost $719,782)	734,914
Advisor Equity Income Fund - Class A (FAEIA)
99,137 shares (cost $2,627,679)	2,267,267
Advisor Equity Income Fund - Class T (FAEI)
78,742 shares (cost $2,164,647)	1,827,599
Advisor Growth Opportunities Fund - Class A (FAGOA)
11,670 shares (cost $337,036)	398,417
Advisor Growth Opportunities Fund - Class T (FAGO)
55,377 shares (cost $1,872,656)	1,906,073
Advisor High Income Advantage Fund - Class T (FAHY)
70,488 shares (cost $668,571)	702,769
Advisor Overseas Fund - Class A (FAOA)
411 shares (cost $8,064)	7,484
Capital & Income Fund (FCI)
50,113 shares (cost $383,533)	472,568
Equity-Income Fund (FEI)
129,484 shares (cost $6,569,919)	5,730,961
High Income Portfolio - Initial Class (FHIP)
4,920 shares (cost $27,932)	27,404
Magellan Fund (FMG)
108,738 shares (cost $9,958,700)	7,793,260
Puritan Fund (FPR)
310,589 shares (cost $5,733,100)	5,562,643
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
127,323 shares (cost $2,212,985)	2,098,287
Balance Sheet Investment Fund - Class A (FRBSI)
56,600 shares (cost $3,130,297)	2,673,218
Foreign Fund - Class A (TFF)
234,090 shares (cost $1,754,525)	1,633,948
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
259,680 shares (cost $6,209,163)	5,359,803
Small-Mid Cap Growth Fund - Class A (FSCG)
31,378 shares (cost $1,053,534)	1,170,705
Templeton Foreign Securities Fund - Class 3 (TIF3)
200,837 shares (cost $2,934,161)	2,859,918
Genesis Fund - Trust Class (NBGST)
211,042 shares (cost $9,721,195)	10,054,018
Guardian Fund - Investor Class (NBGF)
107,087 shares (cost $1,606,840)	1,588,098
Guardian Fund - Trust Class (NBGT)
13,872 shares (cost $180,394)	160,913
Partners Fund - Investor Class (PF)
134,993 shares (cost $3,696,966)	3,720,394
Partners Fund - Trust Class (NBPT)
13,381 shares (cost $299,145)	283,136

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Short Duration Bond Fund - Investor Class (NLMB)
93,151 shares (cost $774,345)	747,072
Socially Responsive Fund - Trust Class (NBSRT)
70,858 shares (cost $1,135,262)	1,236,475
Champion Income Fund - Class A (OCHI)
31,200 shares (cost $57,726)	60,527
Global Securities Fund/VA - Class 4 (OVGS4)
183,609 shares (cost $5,446,191)	5,522,971
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
31,759 shares (cost $1,317,437)	1,384,048
Oppenheimer Global Fund - Class A (OGF)
89,536 shares (cost $5,011,089)	5,405,262
Oppenheimer Strategic Income Fund - Class A (OSI)
423,534 shares (cost $1,732,047)	1,816,959
PIMCO Total Return Fund - Class A (PMTRA)
382,274 shares (cost $4,173,307)	4,147,671
Putnam International Equity Fund - Class A (PUIGA)
209 shares (cost $4,783)	4,181
Voyager Fund - Class A (PVF)
9,817 shares (cost $198,212)	232,756
Van Kampen Growth and Income Fund - Class A (VKGIA)
90,476 shares (cost $1,795,057)	1,738,958
Van Kampen Mid Cap Growth Fund - Class A (VKGA)
29,983 shares (cost $630,933)	892,306
Van Kampen Real Estate Securities Fund - Class A (VKRES)
51,497 shares (cost $595,365)	900,174
Virtus Balanced Fund - Class A (PBF)
51,312 shares (cost $707,213)	687,586
Advisors Small Cap Fund - Class A (WRASCA)
46,489 shares (cost $558,576)	719,179
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)
135,354 shares (cost $2,521,801)	2,797,772
Advantage Funds(R) - Growth Fund - Investor Class (SGR)
20,448 shares (cost $479,877)	655,154
Advantage Funds(R) - Large Cap Core - Investor Class (WFLCCI)
12,856 shares (cost $93,931)	108,763
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
54,449 shares (cost $1,251,750)	1,596,980
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (WFMCGZ)
34,193 shares (cost $137,874)	206,186

Total Investments	$225,860,073

Accounts Payable	(42,561)

$225,817,512

Contract Owners’ Equity:
Accumulation units	225,816,185
Contracts in payout (annuitization) period (note 1f)	1,327

Total Contract Owners’ Equity (note 5)	$225,817,512

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	PRSCA	ADGFIS	ACIGA	CSLCBC	WPEG	DWHYOI	FAM
Reinvested dividends	$2,863,517	6,250	49,763	17,190	4,837	-	58,578	29,845
Mortality and expense risk charges (note 2)	(2,757,520)	(22,019)	(12,244)	(17,409)	(4,730)	(15,154)	(8,602)	(21,801)

Net investment income (loss)	105,997	(15,769)	37,519	(219)	107	(15,154)	49,976	8,044

Realized gain (loss) on investments	(4,537,713)	(344,174)	15,212	(75,666)	566	272,320	82,179	(16,461)
Change in unrealized gain (loss) on investments	27,463,621	769,337	(14,747)	245,127	77,656	(81,159)	(44,600)	195,090

Net gain (loss) on investments	22,925,908	425,163	465	169,461	78,222	191,161	37,579	178,629

Reinvested capital gains	941,163	-	-	-	16,697	-	-	2,693

Net increase (decrease) in contract owners’ equity resulting from operations	$23,973,068	409,394	37,984	169,242	95,026	176,007	87,555	189,366

Investment Activity:	JBS	JF	JOS	JTF	JWF	JWS	LSC	MSI
Reinvested dividends	$23,591	9,221	-	38,129	11,162	296	-	56,105
Mortality and expense risk charges (note 2)	(13,824)	(52,302)	(4,272)	(207,427)	(31,462)	(3,237)	(26,679)	(14,031)

Net investment income (loss)	9,767	(43,081)	(4,272)	(169,298)	(20,300)	(2,941)	(26,679)	42,074

Realized gain (loss) on investments	62,592	20,363	18,401	567,446	(122,354)	11,620	(124,204)	(5,253)
Change in unrealized gain (loss) on investments	(36,786)	398,609	47,553	442,246	459,516	28,565	569,082	48,302

Net gain (loss) on investments	25,806	418,972	65,954	1,009,692	337,162	40,185	444,878	43,049

Reinvested capital gains	34,332	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$69,905	375,891	61,682	840,394	316,862	37,244	418,199	85,123

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NBF	NBIXA	NF	NGBF	NGF	NIIXA	IDAS	IDCS
Reinvested dividends	$56,062	14,717	22,301	128,783	332	359	22,719	34,517
Mortality and expense risk charges (note 2)	(18,680)	(5,716)	(37,721)	(55,110)	(5,012)	(186)	(19,344)	(21,237)

Net investment income (loss)	37,382	9,001	(15,420)	73,673	(4,680)	173	3,375	13,280

Realized gain (loss) on investments	6,412	25,712	(772,401)	161,210	5,117	(122)	(103,315)	(1,771)
Change in unrealized gain (loss) on investments	28,043	(11,817)	1,095,770	(188,954)	75,225	867	284,399	76,421

Net gain (loss) on investments	34,455	13,895	323,369	(27,744)	80,342	745	181,084	74,650

Reinvested capital gains	22,404	-	-	141,138	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$94,241	22,896	307,949	187,067	75,662	918	184,459	87,930

Investment Activity:	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR	NGFA	PRLVA
Reinvested dividends	$89,417	65,658	28,887	7,135	12	6	-	8,173
Mortality and expense risk charges (note 2)	(61,507)	(47,256)	(17,809)	(10,906)	(121,318)	(55,849)	(5,113)	(17,560)

Net investment income (loss)	27,910	18,402	11,078	(3,771)	(121,306)	(55,843)	(5,113)	(9,387)

Realized gain (loss) on investments	(131,252)	(93,556)	(28,575)	(36,191)	-	-	1,563	(196,373)
Change in unrealized gain (loss) on investments	559,389	511,029	124,251	241,970	-	-	79,485	348,229

Net gain (loss) on investments	428,137	417,473	95,676	205,779	-	-	81,048	151,856

Reinvested capital gains	-	-	-	9,610	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$456,047	435,875	106,754	211,618	(121,306)	(55,843)	75,935	142,469

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR	NSCIXA
Reinvested dividends	$22,125	5,811	37,746	42,622	12,265	372	34,524	5,797
Mortality and expense risk charges (note 2)	(17,509)	(3,064)	(25,848)	(30,824)	(7,859)	(548)	(29,297)	(7,809)

Net investment income (loss)	4,616	2,747	11,898	11,798	4,406	(176)	5,227	(2,012)

Realized gain (loss) on investments	(248,933)	15,044	(39,186)	(135,171)	(4,274)	6,561	(134,545)	(38,787)
Change in unrealized gain (loss) on investments	421,529	(6,267)	221,207	381,084	43,595	(3,274)	426,763	193,154

Net gain (loss) on investments	172,596	8,777	182,021	245,913	39,321	3,287	292,218	154,367

Reinvested capital gains	-	482	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$177,212	12,006	193,919	257,711	43,727	3,111	297,445	152,355

Investment Activity:	NVTIV3	ASCGI	ABBLI	IDF	TCIGA	TCIGR	TCG	IGF
Reinvested dividends	$1,088	-	1,338	-	887	10,905	20,007	39,212
Mortality and expense risk charges (note 2)	(652)	(4,105)	(1,404)	(45,874)	(1,169)	(10,088)	(71,520)	(36,096)

Net investment income (loss)	436	(4,105)	(66)	(45,874)	(282)	817	(51,513)	3,116

Realized gain (loss) on investments	3,914	(33,944)	(13,649)	195,416	593	34,237	5,706	(135,883)
Change in unrealized gain (loss) on investments	(9,552)	118,774	18,114	571,757	11,496	57,872	893,866	458,419

Net gain (loss) on investments	(5,638)	84,830	4,465	767,173	12,089	92,109	899,572	322,536

Reinvested capital gains	8,194	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,992	80,725	4,399	721,299	11,807	92,926	848,059	325,652

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	BSTG	TCUL	ACVI4	DAF	DPBOZ	DSPI	DEL	DPITIA
Reinvested dividends	$24,876	13,257	39,218	29,794	14,205	140,627	2	60,435
Mortality and expense risk charges (note 2)	(30,173)	(79,394)	(22,176)	(31,490)	(12,456)	(121,101)	(104)	(20,912)

Net investment income (loss)	(5,297)	(66,137)	17,042	(1,696)	1,749	19,526	(102)	39,523

Realized gain (loss) on investments	22,888	(215,259)	(188,020)	(37,411)	(68,016)	182,805	(150)	16,239
Change in unrealized gain (loss) on investments	(3,970)	1,152,369	350,142	365,769	173,596	744,964	2,487	61,280

Net gain (loss) on investments	18,918	937,110	162,122	328,358	105,580	927,769	2,337	77,519

Reinvested capital gains	11,923	-	-	-	-	208,695	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,544	870,973	179,164	326,662	107,329	1,155,990	2,235	117,042

Investment Activity:	DTC	EIG	FBDF	FEQIF	FHYT	FIIF	FABA	FAB
Reinvested dividends	$3,534	7,300	115,889	2,834	223,239	38,663	4,761	14,928
Mortality and expense risk charges (note 2)	(7,729)	(9,095)	(24,295)	(1,282)	(36,610)	(9,930)	(3,373)	(13,644)

Net investment income (loss)	(4,195)	(1,795)	91,594	1,552	186,629	28,733	1,388	1,284

Realized gain (loss) on investments	29,728	(40,487)	13,062	(2,644)	553,314	5,032	(9,455)	(33,284)
Change in unrealized gain (loss) on investments	48,494	122,150	66,832	11,454	(341,819)	15,444	39,651	146,685

Net gain (loss) on investments	78,222	81,663	79,894	8,810	211,495	20,476	30,196	113,401

Reinvested capital gains	-	-	-	-	-	-	193	718

Net increase (decrease) in contract owners’ equity resulting from operations	$74,027	79,868	171,488	10,362	398,124	49,209	31,777	115,403

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FAEGA	FAEIA	FAEI	FAGOA	FAGO	FAHY	FAOA	FCI
Reinvested dividends	$-	31,530	20,650	-	-	47,553	85	29,993
Mortality and expense risk charges (note 2)	(8,889)	(28,881)	(23,765)	(4,423)	(22,288)	(9,039)	(88)	(5,694)

Net investment income (loss)	(8,889)	2,649	(3,115)	(4,423)	(22,288)	38,514	(3)	24,299

Realized gain (loss) on investments	(12,345)	(210,011)	(110,035)	(23,946)	4,953	(7,001)	16	19
Change in unrealized gain (loss) on investments	164,070	457,698	311,679	101,368	360,137	74,733	868	39,602

Net gain (loss) on investments	151,725	247,687	201,644	77,422	365,090	67,732	884	39,621

Reinvested capital gains	750	-	-	-	-	-	18	-

Net increase (decrease) in contract owners’ equity resulting from operations	$143,586	250,336	198,529	72,999	342,802	106,246	899	63,920

Investment Activity:	FEI	FHIP	FMG	FPR	FO2R	FRBSI	TFF	TMSF
Reinvested dividends	$94,728	2,040	58,867	117,821	23,834	40,762	28,897	148,742
Mortality and expense risk charges (note 2)	(68,570)	(333)	(96,936)	(68,928)	(24,312)	(32,456)	(20,957)	(67,289)

Net investment income (loss)	26,158	1,707	(38,069)	48,893	(478)	8,306	7,940	81,453

Realized gain (loss) on investments	(147,800)	(5)	(503,766)	(27,443)	(457,012)	(340,729)	(370,974)	(236,967)
Change in unrealized gain (loss) on investments	786,148	1,313	1,287,551	606,277	633,934	615,367	464,280	656,698

Net gain (loss) on investments	638,348	1,308	783,785	578,834	176,922	274,638	93,306	419,731

Reinvested capital gains	-	-	7,384	927	3,865	203,634	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$664,506	3,015	753,100	628,654	180,309	486,578	101,246	501,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FSCG	TIF3	NBGST	NBGF	NBGT	PF	NBPT	NLMB
Reinvested dividends	$-	50,204	-	5,218	528	4,324	19	24,337
Mortality and expense risk charges (note 2)	(13,217)	(36,383)	(124,202)	(19,219)	(1,711)	(44,972)	(2,872)	(9,750)

Net investment income (loss)	(13,217)	13,821	(124,202)	(14,001)	(1,183)	(40,648)	(2,853)	14,587

Realized gain (loss) on investments	(68,815)	(300,682)	(269,408)	3,815	(1,751)	(13,079)	(6,704)	(13,530)
Change in unrealized gain (loss) on investments	344,069	450,838	2,175,443	254,740	27,448	504,365	43,751	32,135

Net gain (loss) on investments	275,254	150,156	1,906,035	258,555	25,697	491,286	37,047	18,605

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$262,037	163,977	1,781,833	244,554	24,514	450,638	34,194	33,192

Investment Activity:	NBSRT	OCHI	OVGS4	OCAF	OGF	OSI	PMTRA	PUIGA
Reinvested dividends	$1,895	19,717	64,741	-	44,682	89,001	113,485	84
Mortality and expense risk charges (note 2)	(12,636)	(2,610)	(65,184)	(15,446)	(67,856)	(15,196)	(48,672)	(53)

Net investment income (loss)	(10,741)	17,107	(443)	(15,446)	(23,174)	73,805	64,813	31

Realized gain (loss) on investments	(55,176)	4,915	(254,765)	(38,457)	126,625	(16,611)	171,237	(10)
Change in unrealized gain (loss) on investments	291,061	(4,898)	952,011	147,259	558,684	116,950	(147,613)	308

Net gain (loss) on investments	235,885	17	697,246	108,802	685,309	100,339	23,624	298

Reinvested capital gains	-	-	-	-	38,026	-	196,207	-

Net increase (decrease) in contract owners’ equity resulting from operations	$225,144	17,124	696,803	93,356	700,161	174,144	284,644	329

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	PVF	VKGIA	VKGA	VKRES	PBF	WRASCA	SCS	SGR
Reinvested dividends	$844	23,948	-	10,417	11,567	-	-	-
Mortality and expense risk charges (note 2)	(2,275)	(21,644)	(9,464)	(11,055)	(8,554)	(5,144)	(33,117)	(7,115)

Net investment income (loss)	(1,431)	2,304	(9,464)	(638)	3,013	(5,144)	(33,117)	(7,115)

Realized gain (loss) on investments	17,010	(132,087)	(82,998)	(47,800)	(26,760)	25,523	(92,770)	991
Change in unrealized gain (loss) on investments	22,381	313,396	286,779	246,147	87,985	126,831	643,604	136,224

Net gain (loss) on investments	39,391	181,309	203,781	198,347	61,225	152,354	550,834	137,215

Reinvested capital gains	-	-	-	-	-	-	33,273	-

Net increase (decrease) in contract owners’ equity resulting from operations	$37,960	183,613	194,317	197,709	64,238	147,210	550,990	130,100

Investment Activity:	WFLCCI	STR	SGI	WFMCGZ
Reinvested dividends	$366	-	332	-
Mortality and expense risk charges (note 2)	(546)	(18,964)	(691)	(3,177)

Net investment income (loss)	(180)	(18,964)	(359)	(3,177)

Realized gain (loss) on investments	1,003	59,665	(21,302)	32,768
Change in unrealized gain (loss) on investments	14,832	173,526	10,016	11,463

Net gain (loss) on investments	15,835	233,191	(11,286)	44,231

Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,655	214,227	(11,645)	41,054

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		PRSCA		ADGFIS		ACIGA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$105,997	567,491	(15,769)	(20,007)	37,519	7,362	(219)	10,309
Realized gain (loss) on investments	(4,537,713)	(13,852,897)	(344,174)	(360,122)	15,212	850	(75,666)	(102,977)
Change in unrealized gain (loss) on investments	27,463,621	59,806,353	769,337	880,949	(14,747)	37,165	245,127	307,936
Reinvested capital gains	941,163	659,708	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,973,068	47,180,655	409,394	500,820	37,984	45,377	169,242	215,268

Equity transactions:
Purchase payments received from contract owners (note 3)	12,867,600	13,338,565	67,521	103,705	77,158	17,432	48,021	88,009
Transfers between funds	-	-	(81,220)	(129,650)	18,122	901,961	(44,489)	(64,718)
Redemptions (note 3)	(37,471,593)	(31,045,652)	(385,966)	(142,748)	(192,646)	(19,295)	(119,691)	(87,213)
Annuity benefits	(9,425)	(8,089)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(218,482)	(235,627)	(1,784)	(1,832)	(989)	(422)	-	-
Contingent deferred sales charges (note 2)	(87,400)	(106,934)	(1,477)	(779)	(18)	(44)	(432)	(451)
Adjustments to maintain reserves	(36,004)	19,383	(18)	(32)	1	(6)	(58)	(41)

Net equity transactions	(24,955,304)	(18,038,354)	(402,944)	(171,336)	(98,372)	899,626	(116,649)	(64,414)

Net change in contract owners’ equity	(982,236)	29,142,301	6,450	329,484	(60,388)	945,003	52,593	150,854
Contract owners’ equity beginning of period	226,799,748	197,657,447	1,836,852	1,507,368	945,003	-	1,483,938	1,333,084

Contract owners’ equity end of period	$225,817,512	226,799,748	1,843,302	1,836,852	884,615	945,003	1,536,531	1,483,938

CHANGES IN UNITS:
Beginning units	13,990,343	15,283,840	103,567	115,944	89,576	-	185,704	193,769
Units purchased	2,678,400	3,193,765	6,259	13,536	14,597	91,463	6,711	17,825
Units redeemed	(4,203,552)	(4,487,262)	(28,081)	(25,913)	(23,424)	(1,887)	(21,602)	(25,890)

Ending units	12,465,191	13,990,343	81,745	103,567	80,749	89,576	170,813	185,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	CSLCBC		WPEG		DWHYOI		FAM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$107	-	(15,154)	(7,258)	49,976	30,884	8,044	17,073
Realized gain (loss) on investments	566	-	272,320	2,955	82,179	6,339	(16,461)	(53,993)
Change in unrealized gain (loss) on investments	77,656	-	(81,159)	398,359	(44,600)	114,210	195,090	422,004
Reinvested capital gains	16,697	-	-	-	-	-	2,693	-

Net increase (decrease) in contract owners’ equity resulting from operations	95,026	-	176,007	394,056	87,555	151,433	189,366	385,084

Equity transactions:
Purchase payments received from contract owners (note 3)	7,900	-	41,132	61,454	43,626	6,479	70,336	76,950
Transfers between funds	1,545,868	-	(1,565,202)	4,961	26,079	561,900	17,618	13,758
Redemptions (note 3)	(17,283)	-	(176,924)	(178,993)	(106,276)	(26,607)	(188,991)	(230,613)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(412)	-	(1,663)	(2,178)	(703)	(472)	(2,859)	(3,089)
Contingent deferred sales charges (note 2)	-	-	(622)	(60)	-	(22)	(32)	(438)
Adjustments to maintain reserves	(7)	-	(132)	(10)	31	525	(6)	(23)

Net equity transactions	1,536,066	-	(1,703,411)	(114,826)	(37,243)	541,803	(103,934)	(143,455)

Net change in contract owners’ equity	1,631,092	-	(1,527,404)	279,230	50,312	693,236	85,432	241,629
Contract owners’ equity beginning of period	-	-	1,527,404	1,248,174	693,236	-	1,653,754	1,412,125

Contract owners’ equity end of period	$1,631,092	-	-	1,527,404	743,548	693,236	1,739,186	1,653,754

CHANGES IN UNITS:
Beginning units	-	-	108,609	118,749	51,698	-	76,622	84,558
Units purchased	155,783	-	4,617	8,580	24,794	57,100	4,267	5,861
Units redeemed	(2,188)	-	(113,226)	(18,720)	(28,337)	(5,402)	(8,968)	(13,797)

Ending units	153,595	-	-	108,609	48,155	51,698	71,921	76,622

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JBS		JF		JOS		JTF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$9,767	1,239	(43,081)	(30,157)	(4,272)	(69)	(169,298)	(196,978)
Realized gain (loss) on investments	62,592	7,324	20,363	(213,818)	18,401	3,633	567,446	(326,175)
Change in unrealized gain (loss) on investments	(36,786)	147,498	398,609	1,411,761	47,553	10,848	442,246	5,813,175
Reinvested capital gains	34,332	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	69,905	156,061	375,891	1,167,786	61,682	14,412	840,394	5,290,022

Equity transactions:
Purchase payments received from contract owners (note 3)	14,754	19,552	152,566	174,202	7,600	131	643,667	581,719
Transfers between funds	196,665	1,038,158	(171,727)	(35,404)	310,172	161,340	(216,119)	(463,788)
Redemptions (note 3)	(323,063)	(40,343)	(566,470)	(443,537)	(65,228)	(2,055)	(2,402,875)	(1,393,541)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(6,746)	(7,557)	-	-	(23,419)	(26,263)
Contingent deferred sales charges (note 2)	(1,112)	(26)	(344)	(193)	(109)	-	(613)	(905)
Adjustments to maintain reserves	(185)	8,869	22	(192)	(142)	2,487	2,514	(239)

Net equity transactions	(112,941)	1,026,210	(592,699)	(312,681)	252,293	161,903	(1,996,845)	(1,303,017)

Net change in contract owners’ equity	(43,036)	1,182,271	(216,808)	855,105	313,975	176,315	(1,156,451)	3,987,005
Contract owners’ equity beginning of period	1,182,271	-	4,377,228	3,522,123	176,315	-	17,300,779	13,313,774

Contract owners’ equity end of period	$1,139,235	1,182,271	4,160,420	4,377,228	490,290	176,315	16,144,328	17,300,779

CHANGES IN UNITS:
Beginning units	102,509	-	315,151	342,863	13,953	-	631,933	702,689
Units purchased	31,058	111,634	10,685	20,075	29,727	15,486	45,301	88,325
Units redeemed	(40,600)	(9,125)	(61,100)	(47,787)	(10,690)	(1,533)	(122,948)	(159,081)

Ending units	92,967	102,509	264,736	315,151	32,990	13,953	554,286	631,933

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JWF		JWS		LSC		MSI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(20,300)	(2,236)	(2,941)	(800)	(26,679)	(19,701)	42,074	40,785
Realized gain (loss) on investments	(122,354)	(236,381)	11,620	5,395	(124,204)	(249,364)	(5,253)	(37,126)
Change in unrealized gain (loss) on investments	459,516	927,644	28,565	46,686	569,082	935,019	48,302	169,089
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	316,862	689,027	37,244	51,281	418,199	665,954	85,123	172,748

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	42	229,983	164,014	48,761	65,769
Transfers between funds	(22,676)	(48,600)	(10,595)	243,014	148,277	(48,410)	89,192	226,370
Redemptions (note 3)	(364,262)	(212,827)	(39,151)	(26,136)	(376,417)	(161,164)	(110,173)	(116,460)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,974)	(5,282)	-	-	(2,627)	(2,365)	(843)	(889)
Contingent deferred sales charges (note 2)	(15)	(176)	(20)	(8)	(2,086)	(555)	-	(71)
Adjustments to maintain reserves	47	(436)	(393)	5,923	(81)	(86)	53	105

Net equity transactions	(391,880)	(267,321)	(50,159)	222,835	(2,951)	(48,566)	26,990	174,824

Net change in contract owners’ equity	(75,018)	421,706	(12,915)	274,116	415,248	617,388	112,113	347,572
Contract owners’ equity beginning of period	2,543,389	2,121,683	274,116	-	1,967,783	1,350,395	1,038,632	691,060

Contract owners’ equity end of period	$2,468,371	2,543,389	261,201	274,116	2,383,031	1,967,783	1,150,745	1,038,632

CHANGES IN UNITS:
Beginning units	186,615	211,026	22,694	-	105,658	110,931	69,165	56,765
Units purchased	-	-	123	25,640	23,200	19,305	11,577	27,376
Units redeemed	(27,327)	(24,411)	(4,075)	(2,946)	(23,903)	(24,578)	(10,093)	(14,976)

Ending units	159,288	186,615	18,742	22,694	104,955	105,658	70,649	69,165

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NBF		NBIXA		NF		NGBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$37,382	57,376	9,001	9,635	(15,420)	(2,841)	73,673	102,288
Realized gain (loss) on investments	6,412	(23,968)	25,712	353	(772,401)	(113,184)	161,210	47,274
Change in unrealized gain (loss) on investments	28,043	148,676	(11,817)	2,734	1,095,770	632,917	(188,954)	(124,564)
Reinvested capital gains	22,404	-	-	-	-	-	141,138	60,361

Net increase (decrease) in contract owners’ equity resulting from operations	94,241	182,084	22,896	12,722	307,949	516,892	187,067	85,359

Equity transactions:
Purchase payments received from contract owners (note 3)	66,016	68,323	22,601	20,221	155,086	136,605	383,053	247,674
Transfers between funds	79,820	124,128	79,739	(4,829)	(99,390)	(35,698)	300,413	279,597
Redemptions (note 3)	(212,994)	(185,047)	(80,647)	(18,106)	(276,545)	(156,075)	(1,277,165)	(478,614)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,711)	(1,924)	-	-	(4,495)	(4,708)	(3,354)	(3,641)
Contingent deferred sales charges (note 2)	(16)	(154)	(107)	(282)	(111)	(89)	(428)	(2,510)
Adjustments to maintain reserves	79	70	13	(1)	(170)	(22)	331	(9)

Net equity transactions	(68,806)	5,396	21,599	(2,997)	(225,625)	(59,987)	(597,150)	42,497

Net change in contract owners’ equity	25,435	187,480	44,495	9,725	82,324	456,905	(410,083)	127,856
Contract owners’ equity beginning of period	1,432,899	1,245,419	339,699	329,974	2,707,092	2,250,187	4,180,833	4,052,977

Contract owners’ equity end of period	$1,458,334	1,432,899	384,194	339,699	2,789,416	2,707,092	3,770,750	4,180,833

CHANGES IN UNITS:
Beginning units	31,453	29,775	23,438	23,594	51,653	51,448	244,555	240,841
Units purchased	3,431	14,895	39,903	7,942	128,902	6,204	144,279	83,430
Units redeemed	(7,396)	(13,217)	(37,931)	(8,098)	(134,362)	(5,999)	(176,162)	(79,716)

Ending units	27,488	31,453	25,410	23,438	46,193	51,653	212,672	244,555

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NGF		NIIXA		IDAS		IDCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(4,680)	(3,349)	173	241	3,375	8,982	13,280	29,093
Realized gain (loss) on investments	5,117	(3,791)	(122)	(41)	(103,315)	(141,663)	(1,771)	(70,916)
Change in unrealized gain (loss) on investments	75,225	100,449	867	3,384	284,399	419,972	76,421	174,547
Reinvested capital gains	-	-	-	11	-	40,992	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	75,662	93,309	918	3,595	184,459	328,283	87,930	132,724

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	166,970	186,803	78,595	41,019
Transfers between funds	(351)	(3,911)	-	-	(37,862)	(172,223)	(448,269)	1,150,123
Redemptions (note 3)	(16,971)	(48,430)	(1,343)	(1)	(321,371)	(37,250)	(713,773)	(391,647)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(960)	(934)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(3,428)	(204)	(2,371)	(320)
Adjustments to maintain reserves	(44)	(51)	(14)	(4)	(110)	(58)	260	(41)

Net equity transactions	(18,326)	(53,326)	(1,357)	(5)	(195,801)	(22,932)	(1,085,558)	799,134

Net change in contract owners’ equity	57,336	39,983	(439)	3,590	(11,342)	305,351	(997,628)	931,858
Contract owners’ equity beginning of period	387,412	347,429	16,826	13,236	1,646,518	1,341,167	2,640,623	1,708,765

Contract owners’ equity end of period	$444,748	387,412	16,387	16,826	1,635,176	1,646,518	1,642,995	2,640,623

CHANGES IN UNITS:
Beginning units	13,029	14,627	1,611	1,612	166,944	170,493	212,475	148,614
Units purchased	-	-	-	-	16,851	32,732	22,374	125,774
Units redeemed	(277)	(1,598)	(134)	(1)	(36,903)	(36,281)	(107,799)	(61,913)

Ending units	12,752	13,029	1,477	1,611	146,892	166,944	127,050	212,475

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	IDMS		IDMAS		IDMCS		NMCIXA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$27,910	54,170	18,402	30,255	11,078	18,089	(3,771)	(2,365)
Realized gain (loss) on investments	(131,252)	(470,779)	(93,556)	(197,632)	(28,575)	(118,855)	(36,191)	(126,825)
Change in unrealized gain (loss) on investments	559,389	1,156,315	511,029	811,669	124,251	275,565	241,970	366,032
Reinvested capital gains	-	18,942	-	75,502	-	-	9,610	273

Net increase (decrease) in contract owners’ equity resulting from operations	456,047	758,648	435,875	719,794	106,754	174,799	211,618	237,115

Equity transactions:
Purchase payments received from contract owners (note 3)	297,639	373,025	376,468	477,820	81,440	70,799	64,667	48,378
Transfers between funds	(114,600)	(356,222)	(23,479)	32,197	63,666	120,908	(41,950)	(32,836)
Redemptions (note 3)	(715,861)	(989,578)	(584,977)	(466,071)	(252,930)	(403,629)	(159,453)	(73,158)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,559)	(7,365)	(4,268)	(7,468)	(3,174)	(3,077)	(1,339)	(375)
Adjustments to maintain reserves	(13)	(64)	(96)	(79)	118	(41)	(27)	(81)

Net equity transactions	(540,394)	(980,204)	(236,352)	36,399	(110,880)	(215,040)	(138,102)	(58,072)

Net change in contract owners’ equity	(84,347)	(221,556)	199,523	756,193	(4,126)	(40,241)	73,516	179,043
Contract owners’ equity beginning of period	5,384,082	5,605,638	3,994,416	3,238,223	1,528,543	1,568,784	937,685	758,642

Contract owners’ equity end of period	$5,299,735	5,384,082	4,193,939	3,994,416	1,524,417	1,528,543	1,011,201	937,685

CHANGES IN UNITS:
Beginning units	481,308	589,087	378,369	376,422	127,996	148,381	72,630	79,224
Units purchased	39,088	44,139	41,863	74,546	18,120	27,933	7,489	13,259
Units redeemed	(85,975)	(151,918)	(63,881)	(72,599)	(26,672)	(48,318)	(17,071)	(19,853)

Ending units	434,421	481,308	356,351	378,369	119,444	127,996	63,048	72,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MMF		MMFR		NGFA		PRLVA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(121,306)	(131,511)	(55,843)	(85,400)	(5,113)	(3,855)	(9,387)	83
Realized gain (loss) on investments	-	-	-	-	1,563	(8,461)	(196,373)	(307,405)
Change in unrealized gain (loss) on investments	-	-	-	-	79,485	107,030	348,229	497,201
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(121,306)	(131,511)	(55,843)	(85,400)	75,935	94,714	142,469	189,879

Equity transactions:
Purchase payments received from contract owners (note 3)	929,431	1,042,987	221,506	397,225	37,759	46,409	103,317	148,732
Transfers between funds	390,033	1,195,052	362,744	(2,543,368)	32,509	(19,349)	(39,838)	(79,187)
Redemptions (note 3)	(1,904,055)	(3,543,913)	(1,445,729)	(2,164,079)	(40,348)	(41,244)	(223,764)	(207,414)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(12,282)	(15,175)	-	-	(564)	(536)	(1,280)	(1,378)
Contingent deferred sales charges (note 2)	(980)	(3,863)	(2,056)	(14,796)	(29)	(159)	(1,637)	(552)
Adjustments to maintain reserves	(58)	(13)	(76)	(134)	(63)	(13)	(88)	(13)

Net equity transactions	(597,911)	(1,324,925)	(863,611)	(4,325,152)	29,264	(14,892)	(163,290)	(139,812)

Net change in contract owners’ equity	(719,217)	(1,456,436)	(919,454)	(4,410,552)	105,199	79,822	(20,821)	50,067
Contract owners’ equity beginning of period	9,605,483	11,061,919	5,404,293	9,814,845	386,496	306,674	1,463,405	1,413,338

Contract owners’ equity end of period	$8,886,266	9,605,483	4,484,839	5,404,293	491,695	386,496	1,442,584	1,463,405

CHANGES IN UNITS:
Beginning units	388,450	441,677	481,353	858,237	34,957	36,305	122,770	138,197
Units purchased	156,034	192,172	106,341	228,900	6,478	5,067	13,595	19,194
Units redeemed	(180,217)	(245,399)	(183,079)	(605,784)	(4,331)	(6,415)	(27,192)	(34,621)

Ending units	364,267	388,450	404,615	481,353	37,104	34,957	109,173	122,770

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDA		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,616	(2,883)	2,747	1,092	11,898	3,048	11,798	(84)
Realized gain (loss) on investments	(248,933)	(133,530)	15,044	(5,421)	(39,186)	(108,090)	(135,171)	(126,985)
Change in unrealized gain (loss) on investments	421,529	353,930	(6,267)	23,064	221,207	333,889	381,084	467,292
Reinvested capital gains	-	68,508	482	1,320	-	36,244	-	83,311

Net increase (decrease) in contract owners’ equity resulting from operations	177,212	286,025	12,006	20,055	193,919	265,091	257,711	423,534

Equity transactions:
Purchase payments received from contract owners (note 3)	312,112	298,974	44,034	33,551	378,200	315,478	399,962	344,197
Transfers between funds	(183,437)	25,766	33,058	228,759	149,269	348,481	231,947	131,596
Redemptions (note 3)	(211,539)	(117,547)	(177,732)	(99,256)	(151,165)	(340,759)	(379,421)	(358,817)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,641)	(3,631)	(591)	(591)	(4,495)	(4,048)	(5,776)	(5,432)
Contingent deferred sales charges (note 2)	(405)	(27)	(5)	(193)	(177)	(475)	(796)	(152)
Adjustments to maintain reserves	(89)	(49)	(13)	2	(60)	(31)	(187)	(13)

Net equity transactions	(86,999)	203,486	(101,249)	162,272	371,572	318,646	245,729	111,379

Net change in contract owners’ equity	90,213	489,511	(89,243)	182,327	565,491	583,737	503,440	534,913
Contract owners’ equity beginning of period	1,435,666	946,155	306,349	124,022	1,737,400	1,153,663	2,182,798	1,647,885

Contract owners’ equity end of period	$1,525,879	1,435,666	217,106	306,349	2,302,891	1,737,400	2,686,238	2,182,798

CHANGES IN UNITS:
Beginning units	127,979	105,894	26,698	11,637	151,279	118,611	190,707	176,763
Units purchased	34,289	40,215	7,561	25,530	49,180	68,799	62,076	50,099
Units redeemed	(42,044)	(18,130)	(16,156)	(10,469)	(17,342)	(36,131)	(42,048)	(36,155)

Ending units	120,224	127,979	18,103	26,698	183,117	151,279	210,735	190,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		NVMIG6		NIXR		NSCIXA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,406	1,792	(176)	(26)	5,227	14,359	(2,012)	(2,581)
Realized gain (loss) on investments	(4,274)	(28,031)	6,561	(8,759)	(134,545)	(174,300)	(38,787)	(175,156)
Change in unrealized gain (loss) on investments	43,595	74,411	(3,274)	20,310	426,763	627,143	193,154	286,627
Reinvested capital gains	-	6,742	-	-	-	-	-	82

Net increase (decrease) in contract owners’ equity resulting from operations	43,727	54,914	3,111	11,525	297,445	467,202	152,355	108,972

Equity transactions:
Purchase payments received from contract owners (note 3)	69,572	46,696	10,446	8,157	150,287	195,870	69,608	47,642
Transfers between funds	197,805	31,022	33,211	3,523	76,867	(75,490)	(17,863)	(34,462)
Redemptions (note 3)	(80,764)	(42,901)	(7,303)	(14,226)	(196,026)	(307,890)	(127,369)	(100,967)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,076)	(944)	(56)	(8)	(1,474)	(1,482)	-	-
Contingent deferred sales charges (note 2)	(21)	(173)	(103)	-	(1,225)	(1,547)	(932)	(698)
Adjustments to maintain reserves	(4)	(8)	(28)	(9)	2	(247)	40	(29)

Net equity transactions	185,512	33,692	36,167	(2,563)	28,431	(190,786)	(76,516)	(88,514)

Net change in contract owners’ equity	229,239	88,606	39,278	8,962	325,876	276,416	75,839	20,458
Contract owners’ equity beginning of period	489,770	401,164	42,321	33,359	2,307,596	2,031,180	659,475	639,017

Contract owners’ equity end of period	$719,009	489,770	81,599	42,321	2,633,472	2,307,596	735,314	659,475

CHANGES IN UNITS:
Beginning units	42,401	39,270	5,179	5,488	286,683	316,384	56,625	68,434
Units purchased	22,836	13,050	11,466	3,765	43,701	57,881	8,010	14,770
Units redeemed	(7,120)	(9,919)	(7,739)	(4,074)	(42,550)	(87,582)	(13,960)	(26,579)

Ending units	58,117	42,401	8,906	5,179	287,834	286,683	50,675	56,625

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVTIV3		ASCGI		ABBLI		IDF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$436	541	(4,105)	(3,587)	(66)	607	(45,874)	(38,578)
Realized gain (loss) on investments	3,914	13,984	(33,944)	(15,592)	(13,649)	(3,705)	195,416	15,443
Change in unrealized gain (loss) on investments	(9,552)	5,061	118,774	111,571	18,114	29,926	571,757	1,099,955
Reinvested capital gains	8,194	212	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,992	19,798	80,725	92,392	4,399	26,828	721,299	1,076,820

Equity transactions:
Purchase payments received from contract owners (note 3)	20,483	8,052	9,011	9,364	18,203	11,261	218,726	215,480
Transfers between funds	6,342	28,439	(40,484)	45,071	(52,168)	31,262	(103,047)	(135,682)
Redemptions (note 3)	(18,781)	(2,843)	(96,041)	(12,735)	(2,755)	(6,127)	(558,357)	(347,527)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(166)	(56)	-	-	-	-	(4,313)	(4,506)
Contingent deferred sales charges (note 2)	-	-	(93)	(128)	(6)	(32)	(1,147)	(961)
Adjustments to maintain reserves	(31)	1	(14)	(29)	(12)	(23)	(76)	(61)

Net equity transactions	7,847	33,593	(127,621)	41,543	(36,738)	36,341	(448,214)	(273,257)

Net change in contract owners’ equity	10,839	53,391	(46,896)	133,935	(32,339)	63,169	273,085	803,563
Contract owners’ equity beginning of period	53,391	-	400,977	267,042	131,483	68,314	3,660,750	2,857,187

Contract owners’ equity end of period	$64,230	53,391	354,081	400,977	99,144	131,483	3,933,835	3,660,750

CHANGES IN UNITS:
Beginning units	4,132	-	44,299	39,233	14,367	9,970	414,502	466,348
Units purchased	3,496	11,570	4,332	7,941	2,417	5,306	42,894	40,273
Units redeemed	(2,891)	(7,438)	(17,260)	(2,875)	(6,571)	(909)	(100,517)	(92,119)

Ending units	4,737	4,132	31,371	44,299	10,213	14,367	356,879	414,502

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TCIGA		TCIGR		TCG		IGF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(282)	(512)	817	(2,496)	(51,513)	(48,521)	3,116	23,736
Realized gain (loss) on investments	593	(1,484)	34,237	4,205	5,706	(225,274)	(135,883)	(117,541)
Change in unrealized gain (loss) on investments	11,496	27,208	57,872	203,040	893,866	1,722,082	458,419	502,649
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,807	25,212	92,926	204,749	848,059	1,448,287	325,652	408,844

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(67)	203,667	245,394	196,621	162,616
Transfers between funds	-	(9,982)	(14,643)	(16,876)	(29,100)	(96,353)	(55,635)	(60,008)
Redemptions (note 3)	(2,291)	(20,638)	(97,454)	(37,030)	(500,872)	(524,603)	(503,943)	(326,081)
Annuity benefits	-	-	-	-	(9,164)	(7,850)	-	-
Contract maintenance charges (note 2)	-	-	(1,188)	(1,293)	(6,697)	(7,151)	(4,955)	(5,492)
Contingent deferred sales charges (note 2)	-	(14)	-	(45)	(718)	(1,487)	(608)	(311)
Adjustments to maintain reserves	(11)	(39)	(7)	(11)	(40,212)	5,636	37	(13)

Net equity transactions	(2,302)	(30,673)	(113,292)	(55,322)	(383,096)	(386,414)	(368,483)	(229,289)

Net change in contract owners’ equity	9,505	(5,461)	(20,366)	149,427	464,963	1,061,873	(42,831)	179,555
Contract owners’ equity beginning of period	100,366	105,827	833,179	683,752	5,525,168	4,463,295	2,886,200	2,706,645

Contract owners’ equity end of period	$109,871	100,366	812,813	833,179	5,990,131	5,525,168	2,843,369	2,886,200

CHANGES IN UNITS:
Beginning units	12,624	17,553	35,850	38,918	189,765	201,215	175,496	191,548
Units purchased	-	-	-	-	20,967	26,004	13,180	17,024
Units redeemed	(298)	(4,929)	(4,686)	(3,068)	(36,770)	(37,454)	(35,157)	(33,076)

Ending units	12,326	12,624	31,164	35,850	173,962	189,765	153,519	175,496

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	BSTG		TCUL		ACVI4		DAF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(5,297)	15,521	(66,137)	(42,745)	17,042	12,955	(1,696)	19,273
Realized gain (loss) on investments	22,888	25,850	(215,259)	(463,465)	(188,020)	(240,128)	(37,411)	(125,046)
Change in unrealized gain (loss) on investments	(3,970)	(5,017)	1,152,369	2,176,592	350,142	698,355	365,769	555,235
Reinvested capital gains	11,923	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,544	36,354	870,973	1,670,382	179,164	471,182	326,662	449,462

Equity transactions:
Purchase payments received from contract owners (note 3)	151,021	144,358	198,263	246,733	136,338	172,550	147,922	156,808
Transfers between funds	91,154	140,886	(58,660)	(154,699)	(178,933)	(212,564)	(86,527)	10,212
Redemptions (note 3)	(444,501)	(288,398)	(803,004)	(766,777)	(240,805)	(179,274)	(356,460)	(418,727)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,820)	(2,085)	(9,020)	(9,791)	(1,284)	(1,367)	(2,164)	(2,418)
Contingent deferred sales charges (note 2)	(48)	(2,325)	(927)	(1,190)	(1,399)	(1,514)	(1,425)	(1,366)
Adjustments to maintain reserves	46	(103)	(41)	(266)	(89)	(17)	(27)	(68)

Net equity transactions	(204,148)	(7,667)	(673,389)	(685,990)	(286,172)	(222,186)	(298,681)	(255,559)

Net change in contract owners’ equity	(178,604)	28,687	197,584	984,392	(107,008)	248,996	27,981	193,903
Contract owners’ equity beginning of period	2,521,535	2,492,848	6,451,550	5,467,158	1,885,079	1,636,083	2,619,402	2,425,499

Contract owners’ equity end of period	$2,342,931	2,521,535	6,649,134	6,451,550	1,778,071	1,885,079	2,647,383	2,619,402

CHANGES IN UNITS:
Beginning units	136,216	132,980	467,772	532,419	145,746	166,730	252,934	281,538
Units purchased	22,994	59,092	19,527	25,403	13,207	23,106	16,669	30,652
Units redeemed	(40,877)	(55,856)	(66,134)	(90,050)	(35,732)	(44,090)	(44,767)	(59,256)

Ending units	118,333	136,216	421,165	467,772	123,221	145,746	224,836	252,934

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DPBOZ		DSPI		DEL		DPITIA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,749	5,661	19,526	44,359	(102)	(68)	39,523	55,888
Realized gain (loss) on investments	(68,016)	(67,366)	182,805	(31,850)	(150)	(176)	16,239	(13,742)
Change in unrealized gain (loss) on investments	173,596	240,989	744,964	1,849,729	2,487	1,626	61,280	192,495
Reinvested capital gains	-	-	208,695	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	107,329	179,284	1,155,990	1,862,238	2,235	1,382	117,042	234,641

Equity transactions:
Purchase payments received from contract owners (note 3)	58,823	46,506	670,094	614,897	9	-	93,691	69,838
Transfers between funds	(64,724)	(27,527)	(243,348)	(344,824)	-	-	95,977	(7,676)
Redemptions (note 3)	(144,245)	(99,686)	(1,111,428)	(912,842)	-	-	(347,163)	(289,165)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(965)	(1,014)	(15,330)	(16,927)	-	-	(1,998)	(2,239)
Contingent deferred sales charges (note 2)	(232)	(45)	(1,125)	(1,624)	-	-	(1,277)	(204)
Adjustments to maintain reserves	(27)	(42)	(165)	7	6	(2)	(34)	(82)

Net equity transactions	(151,370)	(81,808)	(701,302)	(661,313)	15	(2)	(160,804)	(229,528)

Net change in contract owners’ equity	(44,041)	97,476	454,688	1,200,925	2,250	1,380	(43,762)	5,113
Contract owners’ equity beginning of period	1,041,825	944,349	9,409,875	8,208,950	8,159	6,779	1,588,436	1,583,323

Contract owners’ equity end of period	$997,784	1,041,825	9,864,563	9,409,875	10,409	8,159	1,544,674	1,588,436

CHANGES IN UNITS:
Beginning units	109,528	119,594	359,565	390,208	1,006	1,006	148,448	171,020
Units purchased	10,233	6,561	29,718	34,903	1	-	17,557	10,843
Units redeemed	(26,070)	(16,627)	(55,918)	(65,546)	-	-	(31,843)	(33,415)

Ending units	93,691	109,528	333,365	359,565	1,007	1,006	134,162	148,448

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DTC		EIG		FBDF		FEQIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(4,195)	(1,989)	(1,795)	(243)	91,594	91,198	1,552	1,498
Realized gain (loss) on investments	29,728	3,257	(40,487)	(88,237)	13,062	(40,500)	(2,644)	(4,005)
Change in unrealized gain (loss) on investments	48,494	149,419	122,150	221,760	66,832	347,375	11,454	16,495
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	74,027	150,687	79,868	133,280	171,488	398,073	10,362	13,988

Equity transactions:
Purchase payments received from contract owners (note 3)	17,634	19,347	64,184	60,425	113,951	74,805	6,098	4,700
Transfers between funds	33,009	(2,822)	(22,887)	(30,375)	246,276	61,110	-	13,068
Redemptions (note 3)	(104,611)	(51,593)	(83,815)	(51,499)	(346,964)	(350,245)	(8,789)	(672)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(818)	(913)	(1,066)	(1,075)	(1,875)	(2,038)	-	-
Contingent deferred sales charges (note 2)	(117)	(248)	(57)	(353)	(455)	(273)	-	-
Adjustments to maintain reserves	50	(4)	(23)	(5)	(9)	(57)	(17)	1

Net equity transactions	(54,853)	(36,233)	(43,664)	(22,882)	10,924	(216,698)	(2,708)	17,097

Net change in contract owners’ equity	19,174	114,454	36,204	110,398	182,412	181,375	7,654	31,085
Contract owners’ equity beginning of period	618,308	503,854	705,382	594,984	1,847,181	1,665,806	105,337	74,252

Contract owners’ equity end of period	$637,482	618,308	741,586	705,382	2,029,593	1,847,181	112,991	105,337

CHANGES IN UNITS:
Beginning units	44,065	46,872	30,885	32,482	103,439	116,421	12,993	10,426
Units purchased	8,272	3,154	3,408	6,111	21,128	13,817	761	3,485
Units redeemed	(12,856)	(5,961)	(5,379)	(7,708)	(20,883)	(26,799)	(1,059)	(918)

Ending units	39,481	44,065	28,914	30,885	103,684	103,439	12,695	12,993

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FHYT		FIIF		FABA		FAB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$186,629	190,101	28,733	28,170	1,388	2,325	1,284	4,914
Realized gain (loss) on investments	553,314	(256,944)	5,032	(17,155)	(9,455)	(31,265)	(33,284)	(18,829)
Change in unrealized gain (loss) on investments	(341,819)	1,143,162	15,444	100,616	39,651	88,436	146,685	229,403
Reinvested capital gains	-	-	-	-	193	337	718	1,199

Net increase (decrease) in contract owners’ equity resulting from operations	398,124	1,076,319	49,209	111,631	31,777	59,833	115,403	216,687

Equity transactions:
Purchase payments received from contract owners (note 3)	152,835	107,400	49,031	18,874	5,364	6,124	70,249	81,142
Transfers between funds	(1,729,641)	2,785,811	64,272	176,317	4,722	(7,674)	439	1,081
Redemptions (note 3)	(674,029)	(297,141)	(161,807)	(122,865)	(70,812)	(55,708)	(182,499)	(54,390)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,457)	(1,478)	-	-	-	-	(1,349)	(1,400)
Contingent deferred sales charges (note 2)	(1,050)	(566)	(75)	(185)	(140)	(100)	(670)	(222)
Adjustments to maintain reserves	132	403	34	48	(23)	(18)	14	(12)

Net equity transactions	(2,253,210)	2,594,429	(48,545)	72,189	(60,889)	(57,376)	(113,816)	26,199

Net change in contract owners’ equity	(1,855,086)	3,670,748	664	183,820	(29,112)	2,457	1,587	242,886
Contract owners’ equity beginning of period	5,038,389	1,367,641	863,050	679,230	299,710	297,253	1,085,420	842,534

Contract owners’ equity end of period	$3,183,303	5,038,389	863,714	863,050	270,598	299,710	1,087,007	1,085,420

CHANGES IN UNITS:
Beginning units	343,037	146,497	59,189	53,935	28,453	35,526	70,667	68,727
Units purchased	98,641	270,869	16,055	22,168	982	734	7,349	6,787
Units redeemed	(251,522)	(74,329)	(19,146)	(16,914)	(6,414)	(7,807)	(14,568)	(4,847)

Ending units	190,156	343,037	56,098	59,189	23,021	28,453	63,448	70,667

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FAEGA		FAEIA		FAEI		FAGOA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(8,889)	(7,896)	2,649	12,064	(3,115)	3,426	(4,423)	(2,236)
Realized gain (loss) on investments	(12,345)	(51,064)	(210,011)	(201,509)	(110,035)	(280,625)	(23,946)	(75,894)
Change in unrealized gain (loss) on investments	164,070	213,947	457,698	668,441	311,679	632,861	101,368	190,253
Reinvested capital gains	750	-	-	-	-	-	-	251

Net increase (decrease) in contract owners’ equity resulting from operations	143,586	154,987	250,336	478,996	198,529	355,662	72,999	112,374

Equity transactions:
Purchase payments received from contract owners (note 3)	71,221	56,319	126,447	125,098	148,044	147,096	24,640	40,809
Transfers between funds	(61,793)	(37,489)	(55,867)	34,928	(126,342)	(43,152)	(15,398)	(46,525)
Redemptions (note 3)	(148,060)	(93,460)	(576,352)	(277,562)	(250,034)	(455,129)	(29,511)	(32,960)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(3,060)	(3,512)	-	-
Contingent deferred sales charges (note 2)	(648)	(1,149)	(1,407)	(1,600)	139	(276)	(171)	(243)
Adjustments to maintain reserves	(46)	(29)	(72)	(77)	121	(8)	(75)	(53)

Net equity transactions	(139,326)	(75,808)	(507,251)	(119,213)	(231,132)	(354,981)	(20,515)	(38,972)

Net change in contract owners’ equity	4,260	79,179	(256,915)	359,783	(32,603)	681	52,484	73,402
Contract owners’ equity beginning of period	730,621	651,442	2,524,127	2,164,344	1,860,200	1,859,519	345,902	272,500

Contract owners’ equity end of period	$734,881	730,621	2,267,212	2,524,127	1,827,597	1,860,200	398,386	345,902

CHANGES IN UNITS:
Beginning units	124,740	140,144	222,198	234,094	103,627	127,058	54,119	61,783
Units purchased	11,931	18,005	14,024	32,537	9,294	12,115	6,454	18,282
Units redeemed	(33,629)	(33,409)	(57,668)	(44,433)	(21,740)	(35,546)	(9,501)	(25,946)

Ending units	103,042	124,740	178,554	222,198	91,181	103,627	51,072	54,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FAGO		FAHY		FAOA		FCI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(22,288)	(15,639)	38,514	33,658	(3)	40	24,299	22,685
Realized gain (loss) on investments	4,953	(65,602)	(7,001)	(137,177)	16	(40)	19	(3,446)
Change in unrealized gain (loss) on investments	360,137	626,114	74,733	412,492	868	2,279	39,602	152,466
Reinvested capital gains	-	1,248	-	1,591	18	21	-	1,886

Net increase (decrease) in contract owners’ equity resulting from operations	342,802	546,121	106,246	310,564	899	2,300	63,920	173,591

Equity transactions:
Purchase payments received from contract owners (note 3)	124,312	170,837	72	-	-	-	-	-
Transfers between funds	(53,899)	(110,520)	(31,923)	(29,232)	-	(3,235)	(2,490)	(11,739)
Redemptions (note 3)	(241,524)	(206,323)	(97,647)	(165,721)	(1,718)	(1)	(794)	(249)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,735)	(3,603)	(1,087)	(1,034)	-	-	(607)	(578)
Contingent deferred sales charges (note 2)	(948)	(463)	(10)	(109)	-	-	-	-
Adjustments to maintain reserves	(12)	(23)	83	224	(7)	(10)	93	64

Net equity transactions	(175,806)	(150,095)	(130,512)	(195,872)	(1,725)	(3,246)	(3,798)	(12,502)

Net change in contract owners’ equity	166,996	396,026	(24,266)	114,692	(826)	(946)	60,122	161,089
Contract owners’ equity beginning of period	1,739,069	1,343,043	727,082	612,390	8,321	9,267	412,496	251,407

Contract owners’ equity end of period	$1,906,065	1,739,069	702,816	727,082	7,495	8,321	472,618	412,496

CHANGES IN UNITS:
Beginning units	152,316	170,528	36,159	53,238	847	1,180	4,474	4,633
Units purchased	15,774	20,928	1,956	4,608	-	-	-	-
Units redeemed	(31,040)	(39,140)	(8,264)	(21,687)	(169)	(333)	(40)	(159)

Ending units	137,050	152,316	29,851	36,159	678	847	4,434	4,474

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEI		FHIP		FMG		FPR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$26,158	37,041	1,707	1,471	(38,069)	(44,961)	48,893	78,033
Realized gain (loss) on investments	(147,800)	(222,885)	(5)	(55)	(503,766)	(837,875)	(27,443)	(70,538)
Change in unrealized gain (loss) on investments	786,148	1,387,964	1,313	5,820	1,287,551	3,175,827	606,277	1,094,984
Reinvested capital gains	-	-	-	-	7,384	2,457	927	3,277

Net increase (decrease) in contract owners’ equity resulting from operations	664,506	1,202,120	3,015	7,236	753,100	2,295,448	628,654	1,105,756

Equity transactions:
Purchase payments received from contract owners (note 3)	208,706	264,144	-	-	308,863	434,152	242,542	198,069
Transfers between funds	104,279	(159,643)	-	-	(213,059)	(3,216)	86,936	(142,779)
Redemptions (note 3)	(670,524)	(669,094)	-	-	(1,001,994)	(877,035)	(691,562)	(541,892)
Annuity benefits	(261)	(239)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,482)	(7,944)	(20)	(21)	(12,777)	(13,860)	(6,717)	(7,354)
Contingent deferred sales charges (note 2)	(964)	(1,560)	-	-	(1,316)	(986)	(1,086)	(195)
Adjustments to maintain reserves	97	101	(13)	(5)	135	(19)	46	(10)

Net equity transactions	(366,149)	(574,235)	(33)	(26)	(920,148)	(460,964)	(369,841)	(494,161)

Net change in contract owners’ equity	298,357	627,885	2,982	7,210	(167,048)	1,834,484	258,813	611,595
Contract owners’ equity beginning of period	5,432,647	4,804,762	24,408	17,198	7,960,286	6,125,802	5,303,824	4,692,229

Contract owners’ equity end of period	$5,731,004	5,432,647	27,390	24,408	7,793,238	7,960,286	5,562,637	5,303,824

CHANGES IN UNITS:
Beginning units	61,956	70,057	871	872	317,718	340,576	174,283	192,799
Units purchased	5,107	5,130	-	-	13,177	25,545	11,624	9,644
Units redeemed	(9,545)	(13,231)	(1)	(1)	(50,534)	(48,403)	(23,516)	(28,160)

Ending units	57,518	61,956	870	871	280,361	317,718	162,391	174,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FO2R		FRBSI		TFF		TMSF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(478)	14,261	8,306	(1,544)	7,940	5,059	81,453	47,923
Realized gain (loss) on investments	(457,012)	(353,063)	(340,729)	(428,085)	(370,974)	(775,122)	(236,967)	(444,458)
Change in unrealized gain (loss) on investments	633,934	746,716	615,367	903,558	464,280	1,428,653	656,698	1,563,622
Reinvested capital gains	3,865	6,148	203,634	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	180,309	414,062	486,578	473,929	101,246	658,590	501,184	1,167,087

Equity transactions:
Purchase payments received from contract owners (note 3)	200,807	192,529	134,605	142,094	-	-	335,168	386,154
Transfers between funds	(93,887)	(165,230)	(214,803)	(91,948)	(47,003)	(32,162)	32,557	(338,615)
Redemptions (note 3)	(294,752)	(193,220)	(509,761)	(343,041)	(297,232)	(545,390)	(1,018,984)	(749,690)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,343)	(1,327)	-	-	(2,090)	(2,434)	(3,723)	(4,266)
Contingent deferred sales charges (note 2)	(911)	(2,006)	(3,081)	(3,428)	(238)	(696)	(4,723)	(2,720)
Adjustments to maintain reserves	1,506	(62)	(40)	(71)	36	(58)	(122)	(211)

Net equity transactions	(188,580)	(169,316)	(593,080)	(296,394)	(346,527)	(580,740)	(659,827)	(709,348)

Net change in contract owners’ equity	(8,271)	244,746	(106,502)	177,535	(245,281)	77,850	(158,643)	457,739
Contract owners’ equity beginning of period	2,106,532	1,861,786	2,779,669	2,602,134	1,879,216	1,801,366	5,518,368	5,060,629

Contract owners’ equity end of period	$2,098,261	2,106,532	2,673,167	2,779,669	1,633,935	1,879,216	5,359,725	5,518,368

CHANGES IN UNITS:
Beginning units	175,129	192,827	164,620	186,547	88,536	128,037	370,806	429,113
Units purchased	50,175	35,499	9,613	22,142	-	-	38,282	39,922
Units redeemed	(68,797)	(53,197)	(42,624)	(44,069)	(16,779)	(39,501)	(82,620)	(98,229)

Ending units	156,507	175,129	131,609	164,620	71,757	88,536	326,468	370,806

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FSCG		TIF3		NBGST		NBGF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(13,217)	(12,444)	13,821	57,247	(124,202)	(115,546)	(14,001)	(10,914)
Realized gain (loss) on investments	(68,815)	(120,117)	(300,682)	(216,210)	(269,408)	(554,503)	3,815	(108,922)
Change in unrealized gain (loss) on investments	344,069	514,198	450,838	886,044	2,175,443	2,727,188	254,740	478,898
Reinvested capital gains	-	-	-	110,677	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	262,037	381,637	163,977	837,758	1,781,833	2,057,139	244,554	359,062

Equity transactions:
Purchase payments received from contract owners (note 3)	46,846	69,603	300,278	343,240	381,004	488,951	32,485	82,168
Transfers between funds	(31,102)	(109,223)	(79,754)	(114,244)	(558,523)	(439,604)	(23,113)	(107,925)
Redemptions (note 3)	(241,268)	(129,913)	(682,074)	(354,047)	(1,828,713)	(1,496,472)	(180,063)	(220,307)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,981)	(2,139)	(6,105)	(6,867)	(2,111)	(2,363)
Contingent deferred sales charges (note 2)	(215)	(807)	(3,761)	(1,162)	(4,133)	(5,158)	(5)	(182)
Adjustments to maintain reserves	(44)	(86)	(74)	(53)	341	(101)	(18)	(4)

Net equity transactions	(225,783)	(170,426)	(467,366)	(128,405)	(2,016,129)	(1,459,251)	(172,825)	(248,613)

Net change in contract owners’ equity	36,254	211,211	(303,389)	709,353	(234,296)	597,888	71,729	110,449
Contract owners’ equity beginning of period	1,134,419	923,208	3,163,292	2,453,939	10,288,233	9,690,345	1,516,365	1,405,916

Contract owners’ equity end of period	$1,170,673	1,134,419	2,859,903	3,163,292	10,053,937	10,288,233	1,588,094	1,516,365

CHANGES IN UNITS:
Beginning units	155,606	178,924	231,595	243,351	431,654	506,634	78,552	93,599
Units purchased	6,514	28,807	40,752	55,052	31,622	44,491	1,938	5,583
Units redeemed	(35,457)	(52,125)	(76,760)	(66,808)	(111,686)	(119,471)	(10,747)	(20,630)

Ending units	126,663	155,606	195,587	231,595	351,590	431,654	69,743	78,552

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NBGT		PF		NBPT		NLMB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,183)	(739)	(40,648)	(18,216)	(2,853)	(803)	14,587	25,998
Realized gain (loss) on investments	(1,751)	(6,317)	(13,079)	(86,160)	(6,704)	(20,631)	(13,530)	(73,050)
Change in unrealized gain (loss) on investments	27,448	39,079	504,365	1,315,008	43,751	117,280	32,135	123,961
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,514	32,023	450,638	1,210,632	34,194	95,846	33,192	76,909

Equity transactions:
Purchase payments received from contract owners (note 3)	383	1,016	230,307	192,852	11,404	3,329	39,873	24,300
Transfers between funds	(326)	(4,100)	50,011	(57,070)	(2,872)	(3,872)	46,474	73,911
Redemptions (note 3)	(8,294)	(6,815)	(518,154)	(292,304)	(19,829)	(29,413)	(94,378)	(200,343)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(4,663)	(4,732)	-	-	(812)	(890)
Contingent deferred sales charges (note 2)	-	(106)	(112)	(626)	(485)	(107)	(3)	(69)
Adjustments to maintain reserves	(24)	6	(79)	6	5	(23)	19	46

Net equity transactions	(8,261)	(9,999)	(242,690)	(161,874)	(11,777)	(30,086)	(8,827)	(103,045)

Net change in contract owners’ equity	16,253	22,024	207,948	1,048,758	22,417	65,760	24,365	(26,136)
Contract owners’ equity beginning of period	144,646	122,622	3,512,455	2,463,697	260,739	194,979	722,722	748,858

Contract owners’ equity end of period	$160,899	144,646	3,720,403	3,512,455	283,156	260,739	747,087	722,722

CHANGES IN UNITS:
Beginning units	14,316	15,586	115,319	124,626	22,103	25,492	51,020	59,145
Units purchased	61	191	18,779	14,272	1,446	397	6,324	15,839
Units redeemed	(883)	(1,461)	(26,861)	(23,579)	(2,474)	(3,786)	(6,918)	(23,964)

Ending units	13,494	14,316	107,237	115,319	21,075	22,103	50,426	51,020

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NBSRT		OCHI		OVGS4		OCAF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(10,741)	(6,740)	17,107	5,331	(443)	27,992	(15,446)	(15,110)
Realized gain (loss) on investments	(55,176)	(70,911)	4,915	(211,838)	(254,765)	(379,674)	(38,457)	(76,816)
Change in unrealized gain (loss) on investments	291,061	316,162	(4,898)	216,792	952,011	1,766,558	147,259	574,575
Reinvested capital gains	-	-	-	-	-	96,305	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	225,144	238,511	17,124	10,285	696,803	1,511,181	93,356	482,649

Equity transactions:
Purchase payments received from contract owners (note 3)	87,250	68,068	18,207	11,650	496,322	452,987	51,770	81,165
Transfers between funds	172,651	(68,890)	(19,741)	4,545	(153,340)	(272,212)	(5,970)	(21,105)
Redemptions (note 3)	(273,388)	(90,547)	(26,523)	(13,104)	(871,369)	(524,327)	(239,087)	(160,134)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(328)	(260)	-	-	(3,699)	(3,586)	-	-
Contingent deferred sales charges (note 2)	(975)	(728)	(6)	(133)	(2,444)	(2,628)	(644)	(1,189)
Adjustments to maintain reserves	(1,369)	(44)	701	20	1,043	(318)	(36)	(45)

Net equity transactions	(16,159)	(92,401)	(27,362)	2,978	(533,487)	(350,084)	(193,967)	(101,308)

Net change in contract owners’ equity	208,985	146,110	(10,238)	13,263	163,316	1,161,097	(100,611)	381,341
Contract owners’ equity beginning of period	1,027,469	881,359	71,469	58,206	5,359,597	4,198,500	1,484,634	1,103,293

Contract owners’ equity end of period	$1,236,454	1,027,469	61,231	71,469	5,522,913	5,359,597	1,384,023	1,484,634

CHANGES IN UNITS:
Beginning units	91,835	101,361	21,838	20,984	418,147	450,764	204,982	216,105
Units purchased	30,318	13,329	243,335	24,207	56,024	85,352	17,461	55,562
Units redeemed	(30,800)	(22,855)	(248,533)	(23,353)	(96,799)	(117,969)	(45,415)	(66,685)

Ending units	91,353	91,835	16,640	21,838	377,372	418,147	177,028	204,982

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OGF		OSI		PMTRA		PUIGA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(23,174)	(34,494)	73,805	47,159	64,813	158,725	31	41
Realized gain (loss) on investments	126,625	(105,132)	(16,611)	(16,922)	171,237	(29,901)	(10)	(17)
Change in unrealized gain (loss) on investments	558,684	1,790,085	116,950	134,203	(147,613)	268,034	308	709
Reinvested capital gains	38,026	-	-	-	196,207	41,811	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	700,161	1,650,459	174,144	164,440	284,644	438,669	329	733

Equity transactions:
Purchase payments received from contract owners (note 3)	(161)	(2)	58,851	44,723	207,801	141,965	-	-
Transfers between funds	(111,096)	(139,864)	869,480	190,751	1,017,907	655,557	-	-
Redemptions (note 3)	(1,009,104)	(550,518)	(296,801)	(88,552)	(1,419,556)	(1,229,865)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,194)	(6,842)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(437)	(473)	(376)	(2,005)	(1,262)	(5,401)	-	-
Adjustments to maintain reserves	(61)	(318)	492	130	474	(557)	(1)	(1)

Net equity transactions	(1,127,053)	(698,017)	631,646	145,047	(194,636)	(438,301)	(1)	(1)

Net change in contract owners’ equity	(426,892)	952,442	805,790	309,487	90,008	368	328	732
Contract owners’ equity beginning of period	5,832,080	4,879,638	1,011,659	702,172	4,057,102	4,056,734	3,857	3,125

Contract owners’ equity end of period	$5,405,188	5,832,080	1,817,449	1,011,659	4,147,110	4,057,102	4,185	3,857

CHANGES IN UNITS:
Beginning units	204,845	239,483	62,556	52,611	241,882	270,552	265	265
Units purchased	-	-	57,105	21,636	144,660	85,874	-	-
Units redeemed	(45,519)	(34,638)	(22,439)	(11,691)	(155,536)	(114,544)	-	-

Ending units	159,326	204,845	97,222	62,556	231,006	241,882	265	265

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PVF		VKGIA		VKGA		VKRES
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,431)	839	2,304	7,701	(9,464)	(9,327)	(638)	4,507
Realized gain (loss) on investments	17,010	26,464	(132,087)	(183,097)	(82,998)	(200,772)	(47,800)	(844,143)
Change in unrealized gain (loss) on investments	22,381	33,600	313,396	597,036	286,779	605,422	246,147	1,014,908
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,960	60,903	183,613	421,640	194,317	395,323	197,709	175,272

Equity transactions:
Purchase payments received from contract owners (note 3)	11,246	21,330	91,505	104,282	50,824	43,209	43,306	118,234
Transfers between funds	41,800	44,883	(141,531)	(53,598)	64,444	(155,168)	(52,865)	55,606
Redemptions (note 3)	(15,237)	(15,940)	(510,846)	(274,184)	(313,744)	(94,713)	(183,037)	(289,161)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6)	(207)	(2,574)	(4,700)	(1,691)	(1,009)	(968)	(849)
Adjustments to maintain reserves	(21)	(1)	234	(53)	253	(11)	(73)	(70)

Net equity transactions	37,782	50,065	(563,212)	(228,253)	(199,914)	(207,692)	(193,637)	(116,240)

Net change in contract owners’ equity	75,742	110,968	(379,599)	193,387	(5,597)	187,631	4,072	59,032
Contract owners’ equity beginning of period	157,004	46,036	2,118,535	1,925,148	897,880	710,249	896,072	837,040

Contract owners’ equity end of period	$232,746	157,004	1,738,936	2,118,535	892,283	897,880	900,144	896,072

CHANGES IN UNITS:
Beginning units	11,311	5,382	145,665	162,476	50,066	62,283	52,866	62,570
Units purchased	8,268	20,453	11,805	26,352	8,033	16,838	6,648	39,895
Units redeemed	(5,513)	(14,524)	(50,177)	(43,163)	(18,562)	(29,055)	(16,375)	(49,599)

Ending units	14,066	11,311	107,293	145,665	39,537	50,066	43,139	52,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PBF		WRASCA		SCS		SGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,013	7,109	(5,144)	(3,091)	(33,117)	(25,374)	(7,115)	(5,918)
Realized gain (loss) on investments	(26,760)	(13,690)	25,523	(57,863)	(92,770)	(345,492)	991	(33,875)
Change in unrealized gain (loss) on investments	87,985	128,869	126,831	161,119	643,604	1,144,863	136,224	225,688
Reinvested capital gains	-	-	-	-	33,273	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	64,238	122,288	147,210	100,165	550,990	773,997	130,100	185,895

Equity transactions:
Purchase payments received from contract owners (note 3)	49,844	36,495	9,441	18,982	101,523	91,848	52,401	35,114
Transfers between funds	(15,297)	21,661	406,051	(15,421)	195,990	(48,917)	(13,073)	(32,211)
Redemptions (note 3)	(88,696)	(45,291)	(104,693)	(11,880)	(589,917)	(425,600)	(47,046)	(92,928)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(924)	(1,013)	-	-	(1,854)	(1,905)	-	-
Contingent deferred sales charges (note 2)	(9)	(65)	(407)	(186)	(818)	(414)	(154)	(320)
Adjustments to maintain reserves	(43)	(18)	(13)	(37)	(198)	(37)	(34)	(26)

Net equity transactions	(55,125)	11,769	310,379	(8,542)	(295,274)	(385,025)	(7,906)	(90,371)

Net change in contract owners’ equity	9,113	134,057	457,589	91,623	255,716	388,972	122,194	95,524
Contract owners’ equity beginning of period	678,463	544,406	261,564	169,941	2,542,019	2,153,047	532,935	437,411

Contract owners’ equity end of period	$687,576	678,463	719,153	261,564	2,797,735	2,542,019	655,129	532,935

CHANGES IN UNITS:
Beginning units	33,587	32,819	17,748	16,298	147,479	175,388	39,201	46,687
Units purchased	3,201	3,330	26,976	13,724	22,641	16,019	4,917	8,248
Units redeemed	(5,948)	(2,562)	(8,501)	(12,274)	(40,611)	(43,928)	(5,425)	(15,734)

Ending units	30,840	33,587	36,223	17,748	129,509	147,479	38,693	39,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFLCCI		STR		SGI		WFMCGZ
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(180)	-	(18,964)	(14,584)	(359)	(636)	(3,177)	(3,213)
Realized gain (loss) on investments	1,003	-	59,665	18,454	(21,302)	(18,977)	32,768	(82,367)
Change in unrealized gain (loss) on investments	14,832	-	173,526	365,683	10,016	50,596	11,463	212,238
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,655	-	214,227	369,553	(11,645)	30,983	41,054	126,658

Equity transactions:
Purchase payments received from contract owners (note 3)	79	-	78,829	101,339	297	925	16,246	53,954
Transfers between funds	101,523	-	(70,722)	34,865	(92,040)	(11,626)	(28,675)	(21,247)
Redemptions (note 3)	(8,459)	-	(100,871)	(85,314)	(10,209)	(5,170)	(103,701)	(49,995)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,931)	(2,013)	-	-	-	-
Contingent deferred sales charges (note 2)	(53)	-	(698)	-	-	-	(184)	(58)
Adjustments to maintain reserves	(9)	-	-	-	(46)	(7)	(3)	(40)

Net equity transactions	93,081	-	(95,393)	48,877	(101,998)	(15,878)	(116,317)	(17,386)

Net change in contract owners’ equity	108,736	-	118,834	418,430	(113,643)	15,105	(75,263)	109,272
Contract owners’ equity beginning of period	-	-	1,478,149	1,059,719	113,643	98,538	281,446	172,174

Contract owners’ equity end of period	$108,736	-	1,596,983	1,478,149	-	113,643	206,183	281,446

CHANGES IN UNITS:
Beginning units	-	-	63,733	61,544	17,526	20,927	23,273	21,653
Units purchased	10,063	-	4,369	7,493	80	3,219	1,295	21,943
Units redeemed	(757)	-	(8,353)	(5,304)	(17,606)	(6,620)	(10,209)	(20,323)

Ending units	9,306	-	59,749	63,733	-	17,526	14,359	23,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DBF		WPGF		BF		JABR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	9,502	-	821	-	778	-	5,599
Realized gain (loss) on investments	-	(100,944)	-	(26,150)	-	(70,684)	-	(216,121)
Change in unrealized gain (loss) on investments	-	134,050	-	58,723	-	67,028	-	260,743
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	42,608	-	33,394	-	(2,878)	-	50,221

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2,799	-	24,088	-	32,540	-	23,920
Transfers between funds	-	(421,148)	-	(907,687)	-	(172,037)	-	(1,169,383)
Redemptions (note 3)	-	(8,695)	-	(16,937)	-	(12,017)	-	(96,168)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(281)	-	(575)	-	(204)	-	-
Contingent deferred sales charges (note 2)	-	(48)	-	(336)	-	(42)	-	(1,036)
Adjustments to maintain reserves	-	221	-	5	-	(22)	-	(40)

Net equity transactions	-	(427,152)	-	(901,442)	-	(151,782)	-	(1,242,707)

Net change in contract owners’ equity	-	(384,544)	-	(868,048)	-	(154,660)	-	(1,192,486)
Contract owners’ equity beginning of period	-	384,544	-	868,048	-	154,660	-	1,192,486

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	30,808	-	55,748	-	17,226	-	109,127
Units purchased	-	12,572	-	6,226	-	8,028	-	12,567
Units redeemed	-	(43,380)	-	(61,974)	-	(25,254)	-	(121,694)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAIGR		JAWGR		NVOA
	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(112)	-	17,505	-	451
Realized gain (loss) on investments	-	8,408	-	(48,121)	-	(90,178)
Change in unrealized gain (loss) on investments	-	3,567	-	70,135	-	108,216
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	11,863	-	39,519	-	18,489

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	33,540
Transfers between funds	-	(51,889)	-	(266,125)	-	(97,320)
Redemptions (note 3)	-	(58)	-	(10,360)	-	(89,096)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(8)	-	(51)
Adjustments to maintain reserves	-	1	-	(17)	-	(26)

Net equity transactions	-	(51,946)	-	(276,510)	-	(152,953)

Net change in contract owners’ equity	-	(40,083)	-	(236,991)	-	(134,464)
Contract owners’ equity beginning of period	-	40,083	-	236,991	-	134,464

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	4,368	-	52,632	-	13,461
Units purchased	-	-	-	-	-	3,604
Units redeemed	-	(4,368)	-	(52,632)	-	(17,065)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

AMERICAN CENTURY INVESTORS, INC.

Income & Growth Fund - Class A (ACIGA)

CREDIT SUISSE ASSET MANAGEMENT

Large Cap Blend Fund - Common Class (CSLCBC)

DELAWARE GROUP FUNDS

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

FIDELITY INVESTMENTS

Asset Manager 50% (FAM)

JANUS FUNDS

Janus Balanced Fund - Class S (JBS)

Janus Fund Class - J Shares (JF)

Janus Overseas Fund - Class S (JOS)

Janus Twenty Fund - Class J (JTF)

Janus Worldwide Fund - Class J (JWF)

Janus Worldwide Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Class D (NBF)

Bond Index Fund - Class A (NBIXA)

Fund - Class D (NF)

Government Bond Fund - Class D (NGBF)

Growth Fund - Class D (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Money Market Fund - Prime Shares (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

Nationwide Large Cap Value Fund - Class A (PRLVA)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

AIM Small Cap Growth Fund - Investor Class (ASCGI)

Basic Balanced Fund - Investor Class (ABBLI)

Dynamics Fund - Investor Class (IDF)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century International Growth Fund - Class A (TCIGA)

American Century International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

VP International Fund - Class IV (ACVI4)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Emerging Leaders Fund (DEL)

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

Intermediate Term Income Fund - Class A (DPITIA)

Third Century Fund, Inc. - Class Z (DTC)

PORTFOLIOS OF THE EVERGREEN VARIABLE ANNUITY FUNDS

Equity Income Fund - Class I (EIG)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

High Yield Trust (FHYT)

Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan Fund (FMG)

Puritan Fund (FPR)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

Templeton Foreign Securities Fund - Class 3 (TIF3)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Partners Fund - Investor Class (PF)

Partners Fund - Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Champion Income Fund - Class A (OCHI)

Global Securities Fund/VA - Class 4 (OVGS4)

Oppenheimer Capital Appreciation Fund - Class A (OCAF)

Oppenheimer Global Fund - Class A (OGF)

Oppenheimer Strategic Income Fund - Class A (OSI)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

PIMCO Total Return Fund - Class A (PMTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam International Equity Fund - Class A (PUIGA)

Voyager Fund - Class A (PVF)

PORTFOLIOS OF THE VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Van Kampen Growth and Income Fund - Class A (VKGIA)

Van Kampen Mid Cap Growth Fund - Class A (VKGA)

Van Kampen Real Estate Securities Fund - Class A (VKRES)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund - Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)

Advantage Funds(R) - Growth Fund - Investor Class (SGR)

Advantage Funds(R) - Large Cap Core - Investor Class (WFLCCI)

Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)

Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (WFMCGZ)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

Nationwide (or The Company) allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges - Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC		-0.25%
Five Year CDSC		-0.10%
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.30%	2.55%
*	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Total	PRSCA	ADGFIS	ACIGA	CSLCBC	WPEG	DWHYOI	FAM

0.95%	$237,923	$838	$-	$3,446	$-	$-	$-	$-
1%	10,203	30	-	59	-	-	-	-
1.05%	3,337	-	-	464	-	-	-	-
1.1%	88,417	625	-	1,978	-	-	-	-
1.15%	35,444	230	-	455	-	-	-	-
1.2%	223,017	1,549	-	5,011	-	-	-	-
1.25%	30,300	410	-	554	-	-	-	-
1.3%	1,856,549	17,694	12,244	220	4,730	15,154	8,602	21,801
1.35%	50,085	30	-	660	-	-	-	-
1.4%	44,624	125	-	1,842	-	-	-	-
1.45%	137,691	484	-	1,323	-	-	-	-
1.5%	21,865	4	-	410	-	-	-	-
1.55%	326	-	-	34	-	-	-	-
1.6%	4,045	-	-	17	-	-	-	-
1.65%	8,179	-	-	841	-	-	-	-
1.7%	4,213	-	-	-	-	-	-	-
1.75%	380	-	-	14	-	-	-	-
1.8%	292	-	-	-	-	-	-	-
1.9%	609	-	-	81	-	-	-	-
2.05%	21	-	-	-	-	-	-	-

Totals	$2,757,520	$22,019	$12,244	$17,409	$4,730	$15,154	$8,602	$21,801

	JBS	JF	JOS	JTF	JWF	JWS	LSC	MSI

0.95%	$5,076	$1,609	$1,247	$4,872	$16	$578	$423	$-
1%	88	32	41	29	-	33	-	-
1.05%	-	259	-	45	-	-	-	-
1.1%	39	255	8	1,130	35	-	23	-
1.15%	911	96	94	-	-	-	-	-
1.2%	3,478	1,637	1,282	4,730	125	1,259	345	-
1.25%	984	445	193	1,261	209	204	63	-
1.3%	37	46,534	22	192,645	31,026	-	25,404	14,031
1.35%	791	410	683	461	-	259	6	-
1.4%	620	154	94	851	-	61	-	-
1.45%	1,114	575	272	1,238	51	784	265	-
1.5%	471	261	336	10	-	7	55	-
1.55%	-	-	-	45	-	-	-	-
1.6%	-	-	-	35	-	-	46	-
1.65%	215	26	-	73	-	50	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	9	-	2	-	2	49	-
2.05%	-	-	-	-	-	-	-	-

	$13,824	$52,302	$4,272	$207,427	$31,462	$3,237	$26,679	$14,031

	NBF	NBIXA	NF	NGBF	NGF	NIIXA	IDAS	IDCS

0.95%	$886	$1,467	$3,912	$10,305	$370	$-	$1,675	$10,107
1%	83	-	28	-	-	-	1,413	201
1.05%	169	-	-	53	-	-	-	-
1.1%	-	165	476	1,297	-	24	528	1,558
1.15%	-	47	170	2,674	-	-	843	991
1.2%	172	1,821	839	4,646	31	123	6,403	2,931
1.25%	121	53	174	227	-	1	434	1,108
1.3%	16,424	62	31,649	26,374	4,566	-	-	-
1.35%	-	170	55	2,077	2	1	2,190	211
1.4%	-	35	-	3,098	-	-	802	-
1.45%	808	1,774	397	4,285	43	37	4,451	2,712
1.5%	-	84	10	41	-	-	523	27
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	-	-	-	-	10	1,391
1.65%	-	38	11	-	-	-	72	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	13	-	-	33	-	-	-	-
2.05%	4	-	-	-	-	-	-	-

	$18,680	$5,716	$37,721	$55,110	$5,012	$186	$19,344	$21,237

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR	NGFA	PRLVA

0.95%	$14,393	$7,983	$2,738	$2,809	$-	$9,364	$437	$1,415
1%	298	424	113	180	-	820	-	-
1.05%	-	-	-	-	-	59	-	-
1.1%	5,541	4,874	4,056	812	-	14,248	115	876
1.15%	4,914	1,595	1,023	1,404	-	2,944	-	154
1.2%	9,938	14,852	3,197	2,067	-	13,277	411	1,721
1.25%	1,808	348	929	95	-	1,410	95	68
1.3%	189	170	112	88	121,318	212	3,514	11,119
1.35%	2,193	3,773	1,423	647	-	2,052	318	587
1.4%	2,673	1,357	940	354	-	652	17	53
1.45%	11,107	9,036	2,982	1,887	-	9,184	206	1,438
1.5%	2,935	2,677	245	452	-	1,185	-	89
1.55%	-	-	-	-	-	-	-	-
1.6%	281	26	51	39	-	347	-	8
1.65%	697	122	-	71	-	27	-	32
1.7%	4,213	-	-	-	-	-	-	-
1.75%	308	-	-	1	-	20	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	19	19	-	-	-	48	-	-
2.05%	-	-	-	-	-	-	-	-

	$61,507	$47,256	$17,809	$10,906	$121,318	$55,849	$5,113	$17,560

	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR	NSCIXA

0.95%	$-	$-	$227	$-	$-	$-	$2,709	$1,572
1%	-	-	-	-	-	76	371	66
1.05%	-	-	-	-	-	-	-	-
1.1%	-	-	319	-	-	18	1,793	660
1.15%	-	-	83	-	-	-	-	291
1.2%	-	-	554	-	-	37	5,484	2,521
1.25%	-	-	40	-	-	79	1,004	212
1.3%	17,509	3,064	23,042	30,824	7,859	309	12,548	-
1.35%	-	-	1	-	-	28	774	659
1.4%	-	-	-	-	-	-	25	239
1.45%	-	-	710	-	-	1	2,945	1,386
1.5%	-	-	-	-	-	-	1,467	163
1.55%	-	-	-	-	-	-	41	-
1.6%	-	-	872	-	-	-	26	-
1.65%	-	-	-	-	-	-	24	40
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	1	-
1.8%	-	-	-	-	-	-	84	-
1.9%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	1	-

	$17,509	$3,064	$25,848	$30,824	$7,859	$548	$29,297	$7,809

	NVTIV3	ASCGI	ABBLI	IDF	TCIGA	TCIGR	TCG	IGF

0.95%	$-	$1,277	$225	$2,958	$208	$-	$776	$-
1%	-	20	-	87	-	-	10	-
1.05%	-	15	-	71	-	-	47	-
1.1%	-	12	68	1,998	-	-	2,453	-
1.15%	-	149	33	136	-	-	522	-
1.2%	43	1,535	244	2,403	661	-	3,213	-
1.25%	-	360	101	830	83	-	154	-
1.3%	508	16	-	34,356	-	10,088	60,409	36,096
1.35%	25	51	24	563	11	-	724	-
1.4%	24	15	557	621	39	-	345	-
1.45%	52	292	150	1,572	115	-	2,730	-
1.5%	-	301	-	213	52	-	137	-
1.55%	-	25	-	58	-	-	-	-
1.6%	-	8	-	7	-	-	-	-
1.65%	-	29	-	1	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
2.05%	-	-	2	-	-	-	-	-

	$652	$4,105	$1,404	$45,874	$1,169	$10,088	$71,520	$36,096

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	BSTG	TCUL	ACVI4	DAF	DPBOZ	DSPI	DEL	DPITIA

0.95%	$4,130	$3,015	$1,169	$3,034	$1,176	$-	$-	$-
1%	1,188	41	37	94	-	-	-	-
1.05%	-	-	30	-	102	-	-	-
1.1%	462	1,329	461	954	287	-	-	-
1.15%	-	32	256	74	42	-	-	-
1.2%	2,708	5,581	2,224	5,844	1,151	-	64	-
1.25%	240	330	189	608	268	-	40	-
1.3%	17,303	65,914	15,016	17,102	7,416	121,101	-	20,912
1.35%	104	608	948	1,443	101	-	-	-
1.4%	34	786	977	366	25	-	-	-
1.45%	3,648	1,375	746	1,287	1,824	-	-	-
1.5%	220	284	104	546	60	-	-	-
1.55%	-	19	-	-	-	-	-	-
1.6%	29	6	3	9	4	-	-	-
1.65%	92	74	16	121	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	1	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	14	-	-	8	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$30,173	$79,394	$22,176	$31,490	$12,456	$121,101	$104	$20,912

	DTC	EIG	FBDF	FEQIF	FHYT	FIIF	FABA	FAB

0.95%	$286	$-	$1,795	$92	$11,929	$2,804	$712	$-
1%	-	-	-	-	117	-	-	-
1.05%	-	-	16	-	8	-	82	-
1.1%	4	-	4	-	1,336	1,609	978	-
1.15%	146	-	-	-	113	4	-	-
1.2%	441	-	844	545	2,614	2,669	153	-
1.25%	204	-	207	437	283	60	548	-
1.3%	6,473	9,095	20,181	-	16,245	-	-	13,644
1.35%	6	-	19	4	239	1,665	483	-
1.4%	-	-	4	-	1,471	54	20	-
1.45%	159	-	1,199	204	2,002	493	222	-
1.5%	10	-	-	-	205	34	175	-
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	537	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	1	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	12	-	48	-	-	-
2.05%	-	-	14	-	-	-	-	-

	$7,729	$9,095	$24,295	$1,282	$36,610	$9,930	$3,373	$13,644

	FAEGA	FAEIA	FAEI	FAGOA	FAGO	FAHY	FAOA	FCI

0.95%	$1,416	$6,124	$-	$334	$-	$460	$26	$-
1%	123	110	-	-	-	66	-	-
1.05%	-	317	-	-	-	31	-	-
1.1%	775	1,962	-	340	-	4	-	-
1.15%	131	1,069	-	140	-	-	-	-
1.2%	2,557	5,741	-	2,106	-	279	24	-
1.25%	313	1,406	-	134	-	153	-	-
1.3%	24	218	23,765	-	22,288	8,010	-	5,694
1.35%	244	2,407	-	189	-	-	15	-
1.4%	416	2,586	-	224	-	-	-	-
1.45%	2,093	5,081	-	596	-	28	23	-
1.5%	562	930	-	360	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	26	73	-	-	-	-	-	-
1.65%	209	739	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	16	-	-	-	-	-	-
1.8%	-	21	-	-	-	-	-	-
1.9%	-	81	-	-	-	8	-	-
2.05%	-	-	-	-	-	-	-	-

	$8,889	$28,881	$23,765	$4,423	$22,288	$9,039	$88	$5,694

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FEI	FHIP	FMG	FPR	FO2R	FRBSI	TFF	TMSF

0.95%	$-	$-	$-	$-	$2,524	$7,529	$1,307	$8,774
1%	-	-	-	-	40	328	39	293
1.05%	-	-	-	-	-	-	52	86
1.1%	-	-	-	-	2,260	3,310	740	1,593
1.15%	-	-	-	-	136	1,035	-	1,808
1.2%	-	-	-	-	2,157	6,852	1,238	7,139
1.25%	-	-	-	-	167	1,523	8	1,263
1.3%	68,570	333	96,936	68,928	15,439	233	16,443	34,937
1.35%	-	-	-	-	281	1,928	118	2,263
1.4%	-	-	-	-	50	2,384	394	2,996
1.45%	-	-	-	-	1,159	6,385	553	4,121
1.5%	-	-	-	-	75	242	18	1,085
1.55%	-	-	-	-	-	21	-	20
1.6%	-	-	-	-	-	1	-	213
1.65%	-	-	-	-	24	685	47	604
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	24
1.9%	-	-	-	-	-	-	-	70
2.05%	-	-	-	-	-	-	-	-

	$68,570	$333	$96,936	$68,928	$24,312	$32,456	$20,957	$67,289

	FSCG	TIF3	NBGST	NBGF	NBGT	PF	NBPT	NLMB

0.95%	$3,324	$2,553	$10,851	$-	$326	$-	$976	$-
1%	127	131	379	-	48	-	266	-
1.05%	436	55	64	-	-	-	95	-
1.1%	579	858	6,575	-	154	-	67	-
1.15%	285	851	1,167	-	-	-	295	-
1.2%	3,141	2,955	15,027	-	668	-	739	-
1.25%	866	141	982	-	-	-	67	-
1.3%	52	23,488	77,199	19,219	-	44,972	-	9,750
1.35%	586	483	4,197	-	166	-	16	-
1.4%	702	2,659	2,725	-	7	-	-	-
1.45%	2,211	1,704	4,202	-	342	-	265	-
1.5%	476	443	760	-	-	-	85	-
1.55%	-	-	-	-	-	-	-	-
1.6%	64	31	73	-	-	-	-	-
1.65%	341	31	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	27	-	-	-	-	-	-	-
1.9%	-	-	1	-	-	-	1	-
2.05%	-	-	-	-	-	-	-	-

	$13,217	$36,383	$124,202	$19,219	$1,711	$44,972	$2,872	$9,750

	NBSRT	OCHI	OVGS4	OCAF	OGF	OSI	PMTRA	PUIGA

0.95%	$3,247	$1,717	$7,786	$5,038	$3,465	$7,311	$16,921	$-
1%	133	-	449	72	124	-	182	-
1.05%	-	-	110	56	393	90	-	-
1.1%	2,843	-	2,064	850	1,747	334	3,660	-
1.15%	218	1	1,210	443	392	1,266	2,037	-
1.2%	1,026	273	7,501	5,211	2,131	2,245	11,010	-
1.25%	44	46	1,303	285	986	338	817	-
1.3%	2,545	18	37,194	29	55,613	-	293	-
1.35%	266	77	1,181	689	503	646	2,002	-
1.4%	843	10	848	342	1,084	612	3,372	-
1.45%	1,455	468	4,892	1,606	879	2,266	5,864	53
1.5%	16	-	491	471	433	50	576	-
1.55%	-	-	-	-	44	-	19	-
1.6%	-	-	7	9	10	38	170	-
1.65%	-	-	123	324	1	-	1,634	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	2	-	-	-
1.8%	-	-	-	21	-	-	115	-
1.9%	-	-	25	-	49	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$12,636	$2,610	$65,184	$15,446	$67,856	$15,196	$48,672	$53

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	PVF	VKGIA	VKGA	VKRES	PBF	WRASCA	SCS	SGR

0.95%	$498	$7,884	$3,404	$1,938	$-	$1,135	$3,344	$938
1%	38	494	206	398	-	38	140	-
1.05%	-	76	40	-	-	-	16	-
1.1%	28	1,062	659	1,193	-	747	443	126
1.15%	525	678	224	541	-	316	-	80
1.2%	623	4,512	3,317	2,761	-	1,659	2,635	2,300
1.25%	-	456	223	476	-	135	300	237
1.3%	-	264	-	114	8,554	-	23,492	-
1.35%	279	1,878	404	500	-	71	374	672
1.4%	-	1,416	47	828	-	348	18	328
1.45%	261	2,546	824	2,217	-	653	1,775	2,385
1.5%	14	155	116	30	-	37	570	49
1.55%	-	-	-	-	-	-	-	-
1.6%	9	44	-	7	-	5	-	-
1.65%	-	163	-	45	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	16	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	-	7	-	-	10	-
2.05%	-	-	-	-	-	-	-	-

	$2,275	$21,644	$9,464	$11,055	$8,554	$5,144	$33,117	$7,115

	WFLCCI	STR	SGI	WFMCGZ

0.95%	$39	$-	$92	$582
1%	-	-	-	-
1.05%	-	-	-	-
1.1%	-	-	-	36
1.15%	-	-	-	170
1.2%	459	-	543	810
1.25%	-	-	-	160
1.3%	-	18,964	-	-
1.35%	4	-	6	161
1.4%	8	-	8	39
1.45%	11	-	13	1,195
1.5%	2	-	2	24
1.55%	-	-	-	-
1.6%	23	-	27	-
1.65%	-	-	-	-
1.7%	-	-	-	-
1.75%	-	-	-	-
1.8%	-	-	-	-
1.9%	-	-	-	-
2.05%	-	-	-	-

	$546	$18,964	$691	$3,177

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $1,693,023 and $377,977, respectively, and total transfers from the Account to the fixed account were $2,764,763 and $2,164,583, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $80,817 and $504,776 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$205,976,407	$19,883,666	0	$225,860,073

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

	Purchases of Investments	Sales of Investments
Aberdeen Small Cap Fund - Class A (PRSCA)	$840,409	$496,235
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	206,350	221,562
Income & Growth Fund - Class A (ACIGA)	240,682	165,016
Large Cap Blend Fund - Common Class (CSLCBC)	21,543	22,109
Mid-Cap Core Fund - Common Class (WPEG)	1,483,579	1,755,899
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	306,854	389,033
Asset Manager 50% (FAM)	202,328	185,867
Janus Balanced Fund - Class S (JBS)	399,437	462,029
Janus Fund Class - J Shares (JF)	691,117	711,480
Janus Overseas Fund - Class S (JOS)	113,949	132,350
Janus Twenty Fund - Class J (JTF)	2,071,881	2,639,327
Janus Worldwide Fund - Class J (JWF)	545,700	423,346
Janus Worldwide Fund - Class S (JWS)	42,889	54,509
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	468,450	344,246
MFS Strategic Income Fund - Class A (MSI)	154,377	149,124
Bond Fund - Class D (NBF)	253,112	259,524
Bond Index Fund - Class A (NBIXA)	572,556	598,268
Fund - Class D (NF)	2,179,181	1,406,780
Government Bond Fund - Class D (NGBF)	2,659,524	2,820,734
Growth Fund - Class D (NGF)	18,200	23,317
International Index Fund - Class A (NIIXA)	1,660	1,538
Investor Destinations Aggressive Fund - Service Class (IDAS)	437,920	334,605
Investor Destinations Conservative Fund - Service Class (IDCS)	1,363,238	1,361,467
Investor Destinations Moderate Fund - Service Class (IDMS)	1,017,889	886,637
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	676,719	583,163
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	309,300	280,725
Mid Cap Market Index Fund - Class A (NMCIXA)	251,721	215,530
Money Market Fund - Prime Shares (MMF)	3,497,924	3,497,924
Money Market Fund - Service Class (MMFR)	1,835,592	1,835,592
Nationwide Growth Fund - Class A (NGFA)	43,088	44,651
Nationwide Large Cap Value Fund - Class A (PRLVA)	487,526	291,153
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	686,576	437,643
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	173,193	188,237
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	185,851	146,665
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	512,191	377,020
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	86,636	82,362
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	53,190	59,751
S&P 500 Index Fund - Service Class (NIXR)	990,054	855,509
Small Cap Index Fund - Class A (NSCIXA)	178,086	139,299
Templeton NVIT International Value Fund - Class III (NVTIV3)	30,690	34,604
AIM Small Cap Growth Fund - Investor Class (ASCGI)	203,475	169,531
Basic Balanced Fund - Investor Class (ABBLI)	73,792	60,143
Dynamics Fund - Investor Class (IDF)	609,509	804,925
American Century International Growth Fund - Class A (TCIGA)	2,886	3,479
American Century International Growth Fund - Investor Class (TCIGR)	89,142	123,379
Growth Fund - Investor Class (TCG)	593,227	598,933
Income & Growth Fund - Investor Class (IGF)	624,768	488,885
Short-Term Government Fund - Investor Class (BSTG)	501,201	524,089
Ultra(R) Fund - Investor Class (TCUL)	1,062,068	846,809
VP International Fund - Class IV (ACVI4)	596,581	408,561
Appreciation Fund, Inc. (DAF)	446,571	409,160
Balanced Opportunity Fund - Class Z (DPBOZ)	314,493	246,477
Dreyfus S&P 500 Index Fund (DSPI)	973,521	1,156,326
Emerging Leaders Fund (DEL)	258	108
Intermediate Term Income Fund - Class A (DPITIA)	301,830	318,069
Third Century Fund, Inc. - Class Z (DTC)	82,648	112,376
Equity Income Fund - Class I (EIG)	148,242	107,755

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

Bond Fund - Class F Shares (FBDF)	330,290	343,352
Equity Income Fund, Inc. - Class F Shares (FEQIF)	12,202	9,558
High Yield Trust (FHYT)	3,158,442	3,711,756
Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)	288,534	293,566
Advisor Balanced Fund - Class A (FABA)	82,518	73,063
Advisor Balanced Fund - Class T (FAB)	257,466	224,182
Advisor Equity Growth Fund - Class A (FAEGA)	193,216	180,871
Advisor Equity Income Fund - Class A (FAEIA)	811,992	601,981
Advisor Equity Income Fund - Class T (FAEI)	455,396	345,361
Advisor Growth Opportunities Fund - Class A (FAGOA)	86,114	62,168
Advisor Growth Opportunities Fund - Class T (FAGO)	313,936	318,889
Advisor High Income Advantage Fund - Class T (FAHY)	180,573	173,572
Advisor Overseas Fund - Class A (FAOA)	1,799	1,815
Capital & Income Fund (FCI)	9,548	9,567
Equity-Income Fund (FEI)	913,469	765,669
High Income Portfolio - Initial Class (FHIP)	363	358
Magellan Fund (FMG)	1,607,662	1,103,896
Puritan Fund (FPR)	654,852	627,409
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	1,194,709	737,697
Balance Sheet Investment Fund - Class A (FRBSI)	1,042,229	701,500
Foreign Fund - Class A (TFF)	738,488	367,514
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	1,269,425	1,032,458
Small-Mid Cap Growth Fund - Class A (FSCG)	331,899	263,084
Templeton Foreign Securities Fund - Class 3 (TIF3)	1,188,899	888,217
Genesis Fund - Trust Class (NBGST)	2,683,194	2,413,786
Guardian Fund - Investor Class (NBGF)	203,855	207,670
Guardian Fund - Trust Class (NBGT)	12,114	10,363
Partners Fund - Investor Class (PF)	702,784	689,705
Partners Fund - Trust Class (NBPT)	37,025	30,321
Short Duration Bond Fund - Investor Class (NLMB)	112,400	98,870
Socially Responsive Fund - Trust Class (NBSRT)	410,961	355,785
Champion Income Fund - Class A (OCHI)	870,158	875,073
Global Securities Fund/VA - Class 4 (OVGS4)	1,224,052	969,287
Oppenheimer Capital Appreciation Fund - Class A (OCAF)	337,150	298,693
Oppenheimer Global Fund - Class A (OGF)	1,068,253	1,194,878
Oppenheimer Strategic Income Fund - Class A (OSI)	391,238	374,627
PIMCO Total Return Fund - Class A (PMTRA)	2,396,485	2,567,722
Putnam International Equity Fund - Class A (PUIGA)	65	55
Voyager Fund - Class A (PVF)	64,685	81,695
Van Kampen Growth and Income Fund - Class A (VKGIA)	822,514	690,427
Van Kampen Mid Cap Growth Fund - Class A (VKGA)	425,921	342,923
Van Kampen Real Estate Securities Fund - Class A (VKRES)	346,848	299,048
Virtus Balanced Fund - Class A (PBF)	149,495	122,735
Advisors Small Cap Fund - Class A (WRASCA)	99,124	124,647
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)	708,873	616,103
Advantage Funds(R) - Growth Fund - Investor Class (SGR)	75,788	76,779
Advantage Funds(R) - Large Cap Core - Investor Class (WFLCCI)	8,016	9,019
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)	118,276	177,941
Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI)	124,467	103,165
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (WFMCGZ)	95,919	128,687

Total	$61,529,055	$56,991,342

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31,  2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Aberdeen Small Cap Fund - Class A (PRSCA)
2010	0.95% to 1.50%	81,745	$19.71 to $ 18.57	$1,843,302	0.36%	26.51% to 25.81%
2009	0.95% to 1.50%	103,567	15.58 to 14.76	1,836,852	0.00%	36.22% to 35.47%
2008	0.95% to 1.50%	115,944	11.44 to 10.90	1,507,368	0.29%	-45.40% to -45.71%
2007	0.95% to 1.65%	158,170	20.95 to 19.84	3,800,681	0.62%	-6.94% to -7.60%
2006	0.95% to 1.65%	216,630	22.51 to 21.47	5,654,710	0.19%	27.94% to 27.03%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2010	1.30%	80,749	10.96	884,615	5.34%	3.84%
2009	1.30%	89,576	10.55	945,003	1.40%	5.50%	*
Income & Growth Fund - Class A (ACIGA)
2010	0.95% to 1.90%	170,813	9.22 to 8.32	1,536,531	1.19%	12.75% to 11.67%
2009	0.95% to 1.90%	185,704	8.18 to 7.45	1,483,938	1.97%	16.46% to 15.35%
2008	0.95% to 1.90%	193,769	7.02 to 6.46	1,333,084	1.41%	-35.43% to -36.05%
2007	0.95% to 1.90%	236,674	10.88 to 10.10	2,530,492	1.28%	-1.49% to -2.44%
2006	0.95% to 1.90%	246,562	11.04 to 10.36	2,684,228	1.54%	15.76% to 14.65%
Large Cap Blend Fund - Common Class (CSLCBC)
2010	1.30%	153,595	10.62	1,631,092	0.31%	6.19%	*
Mid-Cap Core Fund - Common Class (WPEG)
2009	1.30%	108,609	14.06	1,527,404	0.76%	33.80%
2008	1.30%	118,749	10.51	1,248,174	0.72%	-38.99%
2007	1.30%	158,338	17.23	2,727,762	0.00%	10.13%
2006	1.30%	200,167	15.64	3,131,298	0.00%	0.39%
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2010	1.30%	48,155	15.44	743,548	8.90%	15.15%
2009	1.30%	51,698	13.41	693,236	6.31%	34.09%	*
Asset Manager 50% (FAM)
2010	1.30%	71,921	24.18	1,739,186	1.80%	12.04%
2009	1.30%	76,622	21.58	1,653,754	2.46%	29.24%
2008	1.30%	84,558	16.70	1,412,125	2.87%	-28.74%
2007	1.30%	96,918	23.44	2,271,357	3.09%	4.94%
2006	1.30%	114,369	22.33	2,554,173	2.83%	7.77%
Janus Balanced Fund - Class S (JBS)
2010	0.95% to 1.65%	92,967	12.29 to 12.16	1,139,235	1.95%	6.49% to 5.74%
2009	0.95% to 1.65%	102,509	11.54 to 11.50	1,182,271	0.65%	15.43% to 15.03%	*
Janus Fund Class - J Shares (JF)
2010	0.95% to 2.05%	264,736	6.52 to 5.79	4,160,420	0.23%	10.16% to 8.93%
2009	0.95% to 2.05%	315,151	5.92 to 5.31	4,377,228	0.49%	36.00% to 34.49%
2008	0.95% to 2.05%	342,863	4.35 to 3.95	3,522,123	0.58%	-40.41% to -41.07%
2007	0.95% to 2.05%	442,645	7.30 to 6.70	7,474,855	0.50%	14.12% to 12.85%
2006	0.95% to 2.05%	516,839	6.40 to 5.94	7,573,724	0.33%	9.54% to 8.33%
Janus Overseas Fund -Class S (JOS)
2010	0.95% to 1.50%	32,990	14.91 to 14.79	490,290	0.00%	17.85% to 17.19%
2009	0.95% to 1.50%	13,953	12.65 to 12.62	176,315	0.47%	26.52% to 26.17%	*
Janus Twenty Fund - Class J (JTF)
2010	0.95% to 1.90%	554,286	7.76 to 7.00	16,144,328	0.24%	5.96% to 4.94%
2009	0.95% to 1.90%	631,933	7.32 to 6.67	17,300,779	0.00%	41.91% to 40.55%
2008	0.95% to 1.90%	702,689	5.16 to 4.74	13,313,774	0.01%	-42.52% to -43.08%
2007	0.95% to 1.90%	763,202	8.98 to 8.34	26,571,915	0.21%	34.64% to 33.35%
2006	0.95% to 1.90%	878,681	6.67 to 6.25	22,841,154	0.57%	11.23% to 10.17%
Janus Worldwide Fund - Class J (JWF)
2010	0.95% to 1.45%	159,288	6.39 to 6.05	2,468,371	0.47%	14.52% to 13.94%
2009	0.95% to 1.45%	186,615	5.58 to 5.31	2,543,389	1.21%	36.37% to 35.68%
2008	0.95% to 1.45%	211,026	4.09 to 3.91	2,121,683	0.80%	-45.54% to -45.82%
2007	0.95% to 1.45%	284,148	7.51 to 7.22	5,184,712	0.50%	8.19% to 7.64%
2006	0.95% to 1.50%	340,387	6.94 to 6.69	5,786,091	1.20%	16.78% to 16.14%
Janus Worldwide Fund - Class S (JWS)
2010	0.95% to 1.65%	18,742	14.00 to 13.85	261,201	0.11%	15.73% to 14.91%
2009	0.95% to 1.90%	22,694	12.09 to 12.04	274,116	0.29%	20.94% to 20.37%	*
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2010	0.95% to 1.90%	104,955	21.31 to 19.23	2,383,031	0.00%	22.19% to 21.02%
2009	0.95% to 1.90%	105,658	17.44 to 15.89	1,967,783	0.00%	53.49% to 52.02%
2008	0.95% to 1.90%	110,931	11.36 to 10.45	1,350,395	0.00%	-35.35% to -35.98%
2007	0.95% to 1.90%	118,811	17.58 to 16.33	2,240,523	0.00%	-7.49% to -8.39%
2006	0.95% to 1.90%	139,652	19.00 to 17.82	2,859,414	0.00%	15.66% to 14.56%
MFS Strategic Income Fund - Class A (MSI)
2010	1.30%	70,649	16.29	1,150,745	5.24%	8.47%
2009	1.30%	69,165	15.02	1,038,632	6.21%	23.35%
2008	1.30%	56,765	12.17	691,060	7.47%	-12.96%
2007	1.30%	62,675	13.99	876,658	5.73%	2.23%
2006	1.30%	66,662	13.68	912,120	6.00%	5.44%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Bond Fund - Class D (NBF)
2010	0.95% to 2.05%	27,488	$17.63 to $ 15.65	$1,458,334	3.87%	7.08% to 5.89%
2009	0.95% to 2.05%	31,453	16.46 to 14.78	1,432,899	5.56%	14.86% to 13.59%
2008	0.95% to 2.05%	29,775	14.33 to 13.01	1,245,419	4.97%	-5.53% to -6.58%
2007	0.95% to 2.05%	34,015	15.17 to 13.93	1,447,779	4.82%	5.09% to 3.92%
2006	0.95% to 2.05%	47,041	14.44 to 13.40	1,773,410	4.76%	3.41% to 2.26%
Bond Index Fund - Class A (NBIXA)
2010	0.95% to 1.65%	25,410	15.64 to 14.55	384,194	3.31%	4.90% to 4.16%
2009	0.95% to 1.65%	23,438	14.91 to 13.96	339,699	4.07%	4.00% to 3.27%
2008	0.95% to 1.65%	23,594	14.34 to 13.52	329,974	4.43%	3.46% to 2.73%
2007	0.95% to 1.65%	23,942	13.86 to 13.16	324,184	4.52%	5.30% to 4.55%
2006	0.95% to 1.65%	22,784	13.16 to 12.59	294,326	4.03%	2.76% to 2.04%
Fund - Class D (NF)
2010	0.95% to 1.65%	46,193	9.68 to 8.97	2,789,416	0.75%	11.70% to 10.91%
2009	0.95% to 1.65%	51,653	8.66 to 8.09	2,707,092	1.18%	24.62% to 23.74%
2008	0.95% to 1.65%	51,448	6.95 to 6.54	2,250,187	1.44%	-42.07% to -42.48%
2007	0.95% to 1.65%	61,692	12.00 to 11.37	4,648,533	1.05%	6.88% to 6.12%
2006	0.95% to 1.65%	63,919	11.23 to 10.71	5,148,271	1.08%	12.77% to 11.97%
Government Bond Fund - Class D (NGBF)
2010	0.95% to 1.90%	212,672	17.01 to 15.35	3,770,750	2.86%	3.96% to 2.96%
2009	0.95% to 1.90%	244,555	16.36 to 14.91	4,180,833	3.73%	2.47% to 1.49%
2008	0.95% to 1.90%	240,841	15.97 to 14.69	4,052,977	4.16%	6.96% to 5.94%
2007	0.95% to 1.90%	234,956	14.93 to 13.87	3,709,572	4.19%	6.71% to 5.68%
2006	0.95% to 1.90%	281,627	13.99 to 13.12	4,181,154	4.15%	2.87% to 1.89%
Growth Fund - Class D (NGF)
2010	0.95% to 1.45%	12,752	6.68 to 6.33	444,748	0.08%	20.63% to 20.02%
2009	0.95% to 1.45%	13,029	5.54 to 5.27	387,412	0.30%	31.89% to 31.22%
2008	0.95% to 1.45%	14,627	4.20 to 4.02	347,429	0.35%	-39.29% to -39.59%
2007	0.95% to 1.45%	18,612	6.91 to 6.65	713,883	0.27%	18.46% to 17.86%
2006	0.95% to 1.45%	22,617	5.84 to 5.64	870,952	0.00%	5.30% to 4.77%
International Index Fund - Class A (NIIXA)
2010	1.10% to 1.45%	1,477	11.24 to 10.84	16,387	2.33%	6.29% to 5.92%
2009	1.10% to 1.90%	1,611	10.58 to 9.81	16,826	2.89%	27.29% to 26.26%
2008	1.10% to 1.90%	1,612	8.31 to 7.77	13,236	3.10%	-43.05% to -43.51%
2007	1.10% to 1.90%	1,690	14.59 to 13.75	24,400	2.43%	8.94% to 8.05%
2006	1.10% to 1.90%	1,781	13.39 to 12.73	23,622	2.31%	24.26% to 23.25%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2010	0.95% to 1.65%	146,892	11.48 to 10.67	1,635,176	1.46%	13.48% to 12.68%
2009	0.95% to 1.65%	166,944	10.12 to 9.47	1,646,518	1.86%	26.06% to 25.17%
2008	0.95% to 1.65%	170,493	8.02 to 7.57	1,341,167	1.97%	-37.37% to -37.82%
2007	0.95% to 1.65%	167,063	12.81 to 12.17	2,107,296	2.98%	4.88% to 4.13%
2006	0.95% to 1.65%	149,364	12.22 to 11.69	1,800,016	1.14%	15.72% to 14.90%
Investor Destinations Conservative Fund - Service Class (IDCS)
2010	0.95% to 1.60%	127,050	13.17 to 12.31	1,642,995	1.79%	4.86% to 4.17%
2009	0.95% to 1.60%	212,475	12.56 to 11.82	2,640,623	2.57%	7.78% to 7.07%
2008	0.95% to 1.60%	148,614	11.66 to 11.04	1,708,765	2.84%	-7.07% to -7.68%
2007	0.95% to 1.55%	181,530	12.54 to 12.00	2,260,989	3.87%	4.34% to 3.70%
2006	0.95% to 1.55%	171,840	12.02 to 11.57	2,043,840	2.97%	5.11% to 4.47%
Investor Destinations Moderate Fund - Service Class (IDMS)
2010	0.95% to 1.90%	434,421	12.54 to 11.36	5,299,735	1.76%	9.68% to 8.63%
2009	0.95% to 1.90%	481,308	11.43 to 10.46	5,384,082	2.24%	17.94% to 16.81%
2008	0.95% to 1.90%	589,087	9.69 to 8.95	5,605,638	2.47%	-23.90% to -24.63%
2007	0.95% to 1.90%	629,646	12.74 to 11.88	7,897,722	3.60%	4.55% to 3.55%
2006	0.95% to 1.90%	778,859	12.18 to 11.47	9,384,597	1.88%	10.33% to 9.28%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2010	0.95% to 1.90%	356,351	12.08 to 10.94	4,193,939	1.69%	11.72% to 10.65%
2009	0.95% to 1.90%	378,369	10.81 to 9.89	3,994,416	2.10%	23.09% to 21.91%
2008	0.95% to 1.90%	376,422	8.78 to 8.11	3,238,223	2.24%	-31.96% to -32.62%
2007	0.95% to 1.90%	373,509	12.91 to 12.04	4,736,061	3.19%	5.16% to 4.15%
2006	0.95% to 1.90%	317,275	12.28 to 11.56	3,833,765	1.44%	13.36% to 12.27%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2010	0.95% to 1.60%	119,444	13.09 to 12.24	1,524,417	1.94%	7.40% to 6.70%
2009	0.95% to 1.60%	127,996	12.19 to 11.47	1,528,543	2.39%	13.23% to 12.49%
2008	0.95% to 1.60%	148,381	10.77 to 10.20	1,568,784	2.71%	-15.80% to -16.35%
2007	0.95% to 1.65%	197,681	12.79 to 12.15	2,496,673	3.58%	4.78% to 4.03%
2006	0.95% to 1.65%	209,987	12.21 to 11.68	2,535,819	2.46%	7.47% to 6.71%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Market Index Fund - Class A (NMCIXA)
2010	0.95% to 1.65%	63,048	$16.42 to $ 15.27	$1,011,201	0.77%	24.66% to 23.78%
2009	0.95% to 1.75%	72,630	13.18 to 12.22	937,685	0.87%	35.23% to 34.14%
2008	0.95% to 1.90%	79,224	9.74 to 9.00	758,642	0.77%	-37.33% to -37.93%
2007	0.95% to 2.10%	101,347	15.54 to 14.28	1,554,704	1.21%	6.22% to 4.98%
2006	0.95% to 2.10%	114,194	14.63 to 13.61	1,653,775	1.27%	8.54% to 7.28%
Money Market Fund - Prime Shares (MMF)
2010	1.30%	364,267	24.37 to 30.88	8,886,266	0.00%	-1.30% to -1.30%
2009	1.30%	388,450	24.69 to 31.28	9,605,483	0.02%	-1.28% to -1.28%
2008	1.30%	441,677	25.01 to 31.69	11,061,920	2.09%	0.76%
2007	1.30%	441,241	31.45	10,974,601	4.69%	3.48%
2006	1.30%	446,136	23.98 to 30.39	10,726,969	4.53%	3.20%
Money Market Fund - Service Class (MMFR)
2010	0.95% to 1.90%	404,615	11.35 to 10.24	4,484,839	0.00%	-0.95% to -1.90%
2009	0.95% to 1.90%	481,353	11.46 to 10.44	5,404,293	0.01%	-0.95% to -1.90%
2008	0.95% to 1.90%	858,237	11.57 to 10.64	9,814,845	1.95%	1.03% to 0.07%
2007	0.95% to 1.90%	716,972	11.45 to 10.64	8,125,799	4.38%	3.75% to 2.75%
2006	0.95% to 1.90%	640,190	11.04 to 10.35	6,997,751	4.18%	3.39% to 2.40%
Nationwide Growth Fund - Class A (NGFA)
2010	0.95% to 1.45%	37,104	13.55 to 13.07	491,695	0.00%	20.28% to 19.67%
2009	0.95% to 1.45%	34,957	11.26 to 10.92	386,496	0.11%	31.33% to 30.67%
2008	0.95% to 1.45%	36,305	8.58 to 8.36	306,674	0.16%	-39.45% to -39.75%
2007	0.95% to 1.45%	38,025	14.16 to 13.88	532,049	0.24%	18.14% to 17.54%
2006	0.95% to 1.45%	35,920	11.99 to 11.81	426,705	0.00%	5.00% to 4.47%
Nationwide Large Cap Value Fund -Class A (PRLVA)
2010	0.95% to 1.65%	109,173	13.84 to 12.83	1,442,584	0.59%	11.20% to 10.41%
2009	0.95% to 1.65%	122,770	12.45 to 11.62	1,463,405	1.25%	17.39% to 16.56%
2008	0.95% to 1.65%	138,197	10.60 to 9.97	1,413,338	1.47%	-34.78% to -35.24%
2007	0.95% to 1.65%	163,103	16.26 to 15.40	2,562,249	1.00%	-3.44% to -4.13%
2006	0.95% to 1.65%	189,451	16.84 to 16.06	3,086,672	1.12%	19.89% to 19.05%
NVIT Investor Destinations Aggressive Fund -Class II (GVIDA)
2010	1.30%	120,224	12.69	1,525,879	1.65%	13.14%
2009	1.30%	127,979	11.22	1,435,666	1.06%	25.55%
2008	1.30%	105,894	8.93	946,155	2.15%	-37.67%
2007	1.30%	88,936	14.33	1,274,798	1.92%	4.57%
2006	1.30%	71,501	13.71	980,064	2.08%	15.35%
NVIT Investor Destinations Conservative Fund -Class II (GVIDC)
2010	1.30%	18,103	11.99	217,106	2.48%	4.52%
2009	1.30%	26,698	11.47	306,349	1.81%	7.67%
2008	1.30%	11,637	10.66	124,022	3.40%	-7.24%
2007	1.30%	9,730	11.49	111,797	3.81%	4.00%
2006	1.30%	4,408	11.05	48,698	3.09%	4.79%
NVIT Investor Destinations Moderate Fund -Class II (GVIDM)
2010	0.95% to 1.60%	183,117	13.14 to 12.99	2,302,891	1.93%	9.86% to 9.14%
2009	0.95% to 1.60%	151,279	11.96 to 11.90	1,737,400	1.52%	19.58% to 19.04%	*
2008	1.30%	118,611	9.73	1,153,663	2.78%	-24.19%
2007	1.30%	117,113	12.83	1,502,660	2.86%	4.28%
2006	1.30%	91,583	12.30	1,126,874	2.61%	9.91%
NVIT Investor Destinations Moderately Aggressive Fund -Class II (GVDMA)
2010	1.30%	210,735	12.75	2,686,238	1.82%	11.37%
2009	1.30%	190,707	11.45	2,182,798	1.31%	22.78%
2008	1.30%	176,763	9.32	1,647,885	2.48%	-32.28%
2007	1.30%	154,475	13.77	2,126,683	2.16%	4.76%
2006	1.30%	172,773	13.14	2,270,454	2.35%	13.06%
NVIT Investor Destinations Moderately Conservative Fund -Class II (GVDMC)
2010	1.30%	58,117	12.37	719,009	2.04%	7.11%
2009	1.30%	42,401	11.55	489,770	1.72%	13.07%
2008	1.30%	39,270	10.22	401,164	3.27%	-16.15%
2007	1.30%	18,241	12.18	222,229	3.27%	4.48%
2006	1.30%	13,164	11.66	153,505	2.63%	7.02%
NVIT Multi-Manager International Growth Fund -Class VI (NVMIG6)
2010	1.10% to 1.45%	8,906	9.21 to 9.12	81,599	0.83%	12.55% to 12.16%
2009	1.00% to 1.45%	5,179	8.20 to 8.14	42,321	1.08%	34.75% to 34.13%
2008	1.00% to 1.30%	5,488	6.08 to 6.07	33,359	0.00%	-39.17% to -39.29%	*
S&P 500 Index Fund - Service Class (NIXR)
2010	0.95% to 2.05%	287,834	8.83 to 7.84	2,633,472	1.47%	13.30% to 12.05%
2009	0.95% to 2.05%	286,683	7.79 to 6.99	2,307,596	1.95%	24.77% to 23.38%
2008	0.95% to 2.05%	316,384	6.25 to 5.67	2,031,180	1.61%	-38.05% to -38.74%
2007	0.95% to 2.05%	371,525	10.08 to 9.25	3,878,814	1.41%	3.76% to 2.60%
2006	0.95% to 2.25%	429,809	9.72 to 10.48	4,275,167	1.34%	14.06% to 12.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Index Fund - Class A (NSCIXA)
2010	0.95% to 1.65%	50,675	$14.89 to $ 13.85	$735,314	0.89%	25.20% to 24.32%
2009	0.95% to 1.65%	56,625	11.90 to 11.14	659,475	0.71%	25.14% to 24.25%
2008	0.95% to 1.65%	68,434	9.51 to 8.97	639,017	0.70%	-34.70% to -35.17%
2007	0.95% to 1.65%	70,511	14.56 to 13.83	1,011,989	1.25%	-3.35% to -4.04%
2006	0.95% to 1.65%	97,827	15.06 to 14.41	1,458,075	1.37%	16.09% to 15.27%
Templeton NVIT International Value Fund -Class III (NVTIV3)
2010	1.20% to 1.40%	4,737	13.59 to 13.54	64,230	2.18%	5.07% to 4.86%
2009	1.20% to 1.45%	4,132	12.93 to 12.91	53,391	1.28%	29.30% to 29.08%	*
AIM Small Cap Growth Fund - Investor Class (ASCGI)
2010	0.95% to 1.65%	31,371	11.40 to 11.02	354,081	0.00%	25.07% to 24.19%
2009	0.95% to 1.65%	44,299	9.11 to 8.87	400,977	0.00%	33.17% to 32.23%
2008	0.95% to 1.65%	39,233	6.84 to 6.71	267,042	0.00%	-39.33% to -39.76%
2007	0.95% to 1.65%	44,612	11.28 to 11.14	501,565	0.00%	10.32% to 9.54%
2006	0.95% to 1.60%	46,426	10.22 to 10.18	474,066	0.00%	2.24% to 1.75%	*
Basic Balanced Fund - Investor Class (ABBLI)
2010	0.95% to 2.05%	10,213	9.90 to 9.31	99,144	1.19%	6.81% to 5.62%
2009	0.95% to 2.05%	14,367	9.27 to 8.82	131,483	1.90%	33.47% to 31.98%
2008	0.95% to 2.05%	9,970	6.94 to 6.68	68,314	3.27%	-39.30% to -39.98%
2007	0.95% to 2.05%	14,079	11.44 to 11.13	159,689	2.45%	1.48% to 0.34%
2006	0.95% to 2.05%	20,074	11.27 to 11.09	225,370	2.21%	9.62% to 8.40%
Dynamics Fund - Investor Class (IDF)
2010	0.95% to 1.65%	356,879	7.35 to 6.81	3,933,835	0.00%	22.29% to 21.43%
2009	0.95% to 1.65%	414,502	6.01 to 5.61	3,660,750	0.00%	41.51% to 40.51%
2008	0.95% to 1.65%	466,348	4.25 to 3.99	2,857,187	0.00%	-47.57% to -47.94%
2007	0.95% to 1.65%	581,092	8.10 to 7.67	6,784,597	0.00%	11.27% to 10.48%
2006	0.95% to 1.65%	618,013	7.28 to 6.94	6,513,896	0.00%	15.43% to 14.61%
American Century International Growth Fund - Class A (TCIGA)
2010	0.95% to 1.50%	12,326	9.15 to 8.62	109,871	0.90%	12.38% to 11.76%
2009	0.95% to 1.50%	12,624	8.14 to 7.71	100,366	0.61%	32.46% to 31.73%
2008	0.95% to 1.50%	17,553	6.14 to 5.85	105,827	0.92%	-45.88% to -46.19%
2007	0.95% to 1.50%	28,857	11.35 to 10.88	323,828	0.33%	15.78% to 15.14%
2006	0.95% to 1.50%	34,049	9.81 to 9.45	330,497	0.48%	23.53% to 22.85%
American Century International Growth Fund - Investor Class (TCIGR)
2010	1.30%	31,164	26.08	812,813	1.42%	12.22%
2009	1.30%	35,850	23.24	833,179	0.96%	32.28%
2008	1.30%	38,918	17.57	683,752	1.23%	-45.93%
2007	1.30%	47,089	32.49	1,529,948	0.55%	15.73%
2006	1.30%	58,486	28.07	1,641,978	0.72%	23.38%
Growth Fund - Investor Class (TCG)
2010	0.95% to 1.50%	173,962	7.97 to 7.51	5,990,131	0.36%	16.52% to 15.87%
2009	0.95% to 1.50%	189,765	6.84 to 6.48	5,481,556	0.29%	34.19% to 33.45%
2008	0.95% to 1.50%	201,215	5.10 to 4.86	4,427,698	0.35%	-38.44% to -38.78%
2007	0.95% to 1.50%	179,759	8.28 to 7.94	7,896,699	0.13%	17.85% to 17.19%
2006	0.95% to 1.50%	221,404	7.03 to 6.77	8,016,547	0.07%	6.92% to 6.33%
Income & Growth Fund - Investor Class (IGF)
2010	1.30%	153,519	18.52	2,843,369	1.43%	12.62%
2009	1.30%	175,496	16.45	2,886,200	2.22%	16.39%
2008	1.30%	191,548	14.13	2,706,645	1.61%	-35.53%
2007	1.30%	253,051	21.92	5,546,451	1.47%	-1.60%
2006	1.30%	302,858	22.27	6,745,819	1.80%	15.66%
Short-Term Government Fund - Investor Class (BSTG)
2010	0.95% to 1.90%	118,333	13.65 to 12.31	2,342,931	1.02%	1.30% to 0.33%
2009	0.95% to 1.90%	136,216	13.47 to 12.27	2,521,535	1.84%	1.72% to 0.74%
2008	0.95% to 1.90%	132,980	13.24 to 12.18	2,492,848	3.48%	3.74% to 2.74%
2007	0.95% to 1.90%	140,799	12.77 to 11.86	2,560,887	4.57%	5.35% to 4.34%
2006	0.95% to 1.90%	158,143	12.12 to 11.36	2,733,820	4.22%	3.02% to 2.03%
Ultra(R) Fund - Investor Class (TCUL)
2010	0.95% to 1.65%	421,165	7.36 to 6.83	6,649,134	0.22%	15.46% to 14.64%
2009	0.95% to 1.65%	467,772	6.38 to 5.95	6,451,550	0.52%	34.07% to 33.13%
2008	0.95% to 1.65%	532,419	4.76 to 4.47	5,467,158	0.35%	-42.29% to -42.70%
2007	0.95% to 1.85%	630,015	8.24 to 7.68	11,452,579	0.00%	20.66% to 19.56%
2006	0.95% to 2.25%	791,122	6.83 to 8.66	12,041,818	0.00%	-4.20% to -5.45%
VP International Fund - Class IV (ACVI4)
2010	0.95% to 1.65%	123,221	14.75 to 14.07	1,778,071	2.27%	12.06% to 11.27%
2009	0.95% to 1.65%	145,746	13.17 to 12.65	1,885,079	2.03%	32.36% to 31.42%
2008	0.95% to 1.65%	166,730	9.95 to 9.62	1,636,083	0.64%	-45.47% to -45.86%
2007	0.95% to 1.90%	211,966	18.24 to 17.61	3,823,715	0.50%	16.77% to 15.65%
2006	0.95% to 1.90%	142,961	15.62 to 15.23	2,215,512	1.04%	23.68% to 22.50%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Fund, Inc. (DAF)
2010	0.95% to 1.90%	224,836	$10.39 to $ 9.37	$2,647,383	1.19%	14.16% to 13.07%
2009	0.95% to 1.90%	252,934	9.10 to 8.29	2,619,402	2.05%	19.86% to 18.71%
2008	0.95% to 1.90%	281,538	7.59 to 6.98	2,425,499	1.69%	-33.01% to -33.66%
2007	0.95% to 1.90%	338,727	11.33 to 10.52	4,412,754	1.28%	5.53% to 4.51%
2006	0.95% to 1.90%	405,513	10.74 to 10.07	5,045,604	1.32%	15.16% to 14.06%
Balanced Opportunity Fund -Class Z (DPBOZ)
2010	0.95% to 1.60%	93,691	10.85 to 10.42	997,784	1.44%	12.23% to 11.49%
2009	0.95% to 1.60%	109,528	9.67 to 9.35	1,041,825	1.86%	20.86% to 20.07%
2008	0.95% to 1.60%	119,594	8.00 to 7.79	944,349	2.23%	-28.49% to -28.96%
2007	0.95% to 1.60%	164,480	11.18 to 10.96	1,822,757	2.11%	4.11% to 3.42%
2006	0.95% to 1.60%	176,376	10.74 to 10.60	1,883,248	1.70%	8.49% to 7.78%
Dreyfus S&P 500 Index Fund (DSPI)
2010	1.30%	333,365	29.59	9,864,563	1.53%	13.07%
2009	1.30%	359,565	26.17	9,409,875	1.85%	24.40%
2008	1.30%	390,208	21.04	8,208,950	1.75%	-38.10%
2007	1.30%	472,197	33.98	16,047,578	1.49%	3.65%
2006	1.30%	560,996	32.79	18,393,389	1.35%	13.74%
Emerging Leaders Fund (DEL)
2010	1.20% to 1.25%	1,007	10.35 to 10.29	10,409	0.02%	27.34% to 27.28%
2009	1.20% to 1.25%	1,006	8.13 to 8.09	8,159	0.21%	20.37% to 20.31%
2008	1.20% to 1.25%	1,006	6.75 to 6.72	6,779	0.31%	-40.12% to -40.15%
2007	1.20% to 1.25%	1,006	11.27 to 11.23	11,325	0.00%	-12.01% to -12.05%
2006	0.95% to 1.25%	1,754	13.03 to 12.77	22,618	0.00%	6.05% to 5.73%
Intermediate Term Income Fund -Class A (DPITIA)
2010	1.30%	134,162	11.51	1,544,674	3.80%	7.60%
2009	1.30%	148,448	10.70	1,588,436	4.80%	15.58%
2008	1.30%	171,020	9.26	1,583,323	3.07%	-7.42%	*
Third Century Fund, Inc. - Class Z (DTC)
2010	0.95% to 1.50%	39,481	6.87 to 6.48	637,482	0.59%	13.41% to 12.78%
2009	0.95% to 1.50%	44,065	6.06 to 5.74	618,308	0.91%	32.03% to 31.30%
2008	0.95% to 1.50%	46,872	4.59 to 4.37	503,854	0.34%	-34.92% to -35.29%
2007	0.95% to 1.85%	54,512	7.05 to 6.58	882,684	0.43%	6.53% to 5.56%
2006	0.95% to 1.85%	58,550	6.62 to 6.23	906,072	0.00%	7.97% to 7.00%
Equity Income Fund - Class I (EIG)
2010	1.30%	28,914	25.65	741,586	1.06%	12.30%
2009	1.30%	30,885	22.84	705,382	1.27%	24.68%
2008	1.30%	32,482	18.32	594,984	1.63%	-35.63%
2007	1.30%	33,367	28.46	949,513	1.56%	1.65%
2006	1.30%	35,468	27.99	992,926	2.30%	15.54%
Bond Fund - Class F Shares (FBDF)
2010	0.95% to 2.05%	103,684	18.69 to 16.59	2,029,593	6.06%	9.80% to 8.58%
2009	0.95% to 2.05%	103,439	17.02 to 15.28	1,847,181	6.38%	25.21% to 23.82%
2008	0.95% to 2.05%	116,421	13.59 to 12.34	1,665,806	6.34%	-11.20% to -12.19%
2007	0.95% to 2.05%	138,311	15.31 to 14.05	2,225,704	5.31%	4.05% to 2.89%
2006	0.95% to 2.05%	139,144	14.71 to 13.66	2,175,503	5.51%	4.82% to 3.66%
Equity Income Fund, Inc. -Class F Shares (FEQIF)
2010	0.95% to 1.45%	12,695	9.17 to 8.70	112,991	2.73%	10.29% to 9.74%
2009	0.95% to 1.45%	12,993	8.31 to 7.93	105,337	2.96%	14.30% to 13.73%
2008	0.95% to 1.45%	10,426	7.27 to 6.97	74,252	2.68%	-30.55% to -30.90%
2007	0.95% to 1.50%	13,221	10.47 to 10.05	136,821	2.30%	0.88% to 0.32%
2006	0.95% to 1.50%	17,923	10.38 to 10.02	183,970	2.34%	21.52% to 20.84%
High Yield Trust (FHYT)
2010	0.95% to 1.90%	190,156	17.31 to 15.62	3,183,303	7.00%	15.29% to 14.18%
2009	0.95% to 1.90%	343,037	15.02 to 13.68	5,038,389	7.99%	54.05% to 52.57%
2008	0.95% to 1.90%	146,497	9.75 to 8.97	1,367,641	8.64%	-28.81% to -29.49%
2007	0.95% to 1.90%	136,346	13.69 to 12.72	1,793,190	7.65%	2.17% to 1.18%
2006	0.95% to 1.90%	194,727	13.40 to 12.57	2,507,604	7.75%	10.16% to 9.10%
Intermediate Corporate Bond Fund -Institutional Service Shares (FIIF)
2010	0.95% to 1.90%	56,098	15.73 to 14.25	863,714	4.49%	6.02% to 5.00%
2009	0.95% to 1.90%	59,189	14.84 to 13.58	863,050	4.79%	15.64% to 14.53%
2008	0.95% to 1.90%	53,935	12.83 to 11.85	679,230	5.15%	-8.13% to -9.01%
2007	0.95% to 1.90%	57,926	13.97 to 13.03	797,935	4.98%	4.74% to 3.73%
2006	0.95% to 1.90%	54,941	13.34 to 12.56	725,837	4.22%	3.31% to 2.32%
Advisor Balanced Fund - Class A (FABA)
2010	0.95% to 1.50%	23,021	12.05 to 11.35	270,598	1.64%	12.19% to 11.57%
2009	0.95% to 1.50%	28,453	10.74 to 10.18	299,710	1.99%	26.02% to 25.32%
2008	0.95% to 1.50%	35,526	8.52 to 8.12	297,253	1.96%	-32.50% to -32.87%
2007	0.95% to 1.50%	42,101	12.63 to 12.10	523,426	1.78%	7.46% to 6.86%
2006	0.95% to 1.50%	48,763	11.75 to 11.32	565,605	1.78%	10.46% to 9.85%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisor Balanced Fund - Class T (FAB)
2010	1.30%	63,448	$17.13	$1,087,007	1.43%	11.54%
2009	1.30%	70,667	15.36	1,085,420	1.84%	25.29%
2008	1.30%	68,727	12.26	842,534	1.71%	-32.86%
2007	1.30%	76,411	18.26	1,395,238	1.56%	6.81%
2006	1.30%	73,978	17.10	1,264,717	1.74%	9.85%
Advisor Equity Growth Fund -Class A (FAEGA)
2010	0.95% to 1.65%	103,042	7.35 to 6.83	734,881	0.00%	22.39% to 21.53%
2009	0.95% to 1.65%	124,740	6.00 to 5.62	730,621	0.00%	26.70% to 25.80%
2008	0.95% to 1.65%	140,144	4.74 to 4.47	651,442	0.11%	-47.46% to -47.83%
2007	0.95% to 1.65%	157,844	9.02 to 8.56	1,401,468	0.00%	25.11% to 24.22%
2006	0.95% to 1.65%	125,406	7.21 to 6.89	894,569	0.00%	5.53% to 4.79%
Advisor Equity Income Fund -Class A (FAEIA)
2010	0.95% to 1.90%	178,554	13.07 to 11.79	2,267,212	1.34%	12.22% to 11.14%
2009	0.95% to 1.90%	222,198	11.65 to 10.61	2,524,127	1.76%	23.33% to 22.14%
2008	0.95% to 1.90%	234,094	9.45 to 8.69	2,164,344	1.43%	-41.18% to -41.74%
2007	0.95% to 1.90%	269,954	16.06 to 14.91	4,262,609	1.12%	2.58% to 1.59%
2006	0.95% to 1.90%	286,632	15.65 to 14.68	4,428,184	1.09%	15.96% to 14.86%
Advisor Equity Income Fund - Class T (FAEI)
2010	1.30%	91,181	20.04	1,827,597	1.15%	11.66%
2009	1.30%	103,627	17.95	1,860,200	1.51%	22.66%
2008	1.30%	127,058	14.64	1,859,519	1.18%	-41.53%
2007	1.30%	152,824	25.03	3,825,211	0.86%	2.00%
2006	1.30%	185,763	24.54	4,558,425	1.03%	15.32%
Advisor Growth Opportunities Fund -Class A (FAGOA)
2010	0.95% to 1.50%	51,072	8.05 to 7.58	398,386	0.00%	22.52% to 21.84%
2009	0.95% to 1.50%	54,119	6.57 to 6.22	345,902	0.47%	45.82% to 45.01%
2008	0.95% to 1.90%	61,783	4.50 to 4.14	272,500	0.00%	-55.73% to -56.16%
2007	0.95% to 1.90%	68,649	10.17 to 9.45	682,838	0.00%	21.89% to 20.72%
2006	0.95% to 1.90%	70,456	8.35 to 7.83	576,813	0.00%	4.03% to 3.04%
Advisor Growth Opportunities Fund -Class T (FAGO)
2010	1.30%	137,050	13.91	1,906,065	0.00%	21.81%
2009	1.30%	152,316	11.42	1,739,069	0.23%	44.97%
2008	1.30%	170,528	7.88	1,343,043	0.00%	-55.96%
2007	1.30%	223,593	17.88	3,998,681	0.00%	21.26%
2006	1.30%	235,646	14.75	3,475,475	0.00%	3.53%
Advisor High Income Advantage Fund -Class T (FAHY)
2010	0.95% to 1.90%	29,851	19.44 to 17.54	702,816	6.72%	16.79% to 15.67%
2009	0.95% to 1.90%	36,159	16.64 to 15.16	727,082	6.50%	68.01% to 66.40%
2008	0.95% to 1.90%	53,238	9.91 to 9.11	612,390	7.09%	-39.52% to -40.10%
2007	0.95% to 1.90%	76,043	16.38 to 15.21	1,442,388	6.40%	1.25% to 0.27%
2006	0.95% to 1.90%	118,500	16.18 to 15.17	2,245,182	6.45%	14.50% to 13.40%
Advisor Overseas Fund - Class A (FAOA)
2010	0.95% to 1.50%	678	11.24 to 10.62	7,495	1.08%	12.02% to 11.40%
2009	0.95% to 1.50%	847	10.03 to 9.53	8,321	1.56%	25.11% to 24.42%
2008	0.95% to 1.50%	1,180	8.02 to 7.66	9,267	1.07%	-43.58% to -43.89%
2007	0.95% to 1.90%	1,459	14.21 to 13.25	20,229	1.36%	15.90% to 14.79%
2006	0.95% to 1.90%	1,467	12.26 to 11.55	17,610	0.17%	17.83% to 16.70%
Capital & Income Fund (FCI)
2010	1.30%	4,434	106.59	472,618	6.92%	15.61%
2009	1.30%	4,474	92.20	412,496	8.24%	69.91%
2008	1.30%	4,633	54.26	251,407	7.46%	-32.79%
2007	1.30%	4,872	80.73	393,334	5.86%	2.46%
2006	1.30%	5,826	78.80	459,068	6.17%	11.58%
Equity-Income Fund (FEI)
2010	1.30%	57,518	99.62	5,729,677	1.82%	13.63%
2009	1.30%	61,956	87.66	5,431,364	2.08%	27.85%
2008	1.30%	70,057	68.57	4,803,660	2.11%	-42.40%
2007	1.30%	78,213	119.05	9,310,928	1.73%	0.07%
2006	1.30%	93,962	118.96	11,177,642	1.61%	18.25%
High Income Portfolio - Initial Class (FHIP)
2010	1.30%	870	31.48	27,390	7.93%	12.34%
2009	1.30%	871	28.02	24,408	8.31%	42.09%
2008	1.30%	872	19.72	17,198	9.00%	-25.96%
2007	1.30%	872	26.64	23,228	8.43%	1.44%
2006	1.30%	873	26.26	22,924	7.82%	9.79%
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Magellan Fund (FMG)
2010	1.30%	280,361	$27.80	$7,793,238	0.80%	10.95%
2009	1.30%	317,718	25.05	7,960,286	0.66%	39.30%
2008	1.30%	340,576	17.99	6,125,802	0.14%	-50.06%
2007	1.30%	409,548	36.02	14,750,208	0.43%	17.27%
2006	1.30%	510,739	30.71	15,685,270	0.49%	5.83%
Puritan Fund (FPR)
2010	1.30%	162,391	34.25	5,562,637	2.25%	12.56%
2009	1.30%	174,283	30.43	5,303,824	2.92%	25.04%
2008	1.30%	192,799	24.34	4,692,229	2.78%	-30.08%
2007	1.30%	239,711	34.81	8,344,053	2.83%	4.79%
2006	1.30%	286,741	33.22	9,525,181	2.95%	13.29%
VIP Fund - Overseas Portfolio -Service Class 2 R (FO2R)
2010	0.95% to 1.65%	156,507	13.65 to 13.02	2,098,261	1.22%	11.75% to 10.97%
2009	0.95% to 1.65%	175,129	12.22 to 11.74	2,106,532	1.99%	25.00% to 24.12%
2008	0.95% to 1.65%	192,827	9.77 to 9.46	1,861,786	2.31%	-44.48% to -44.87%
2007	0.95% to 1.65%	206,096	17.60 to 17.15	3,591,592	3.02%	15.94% to 15.12%
2006	0.95% to 1.60%	188,000	15.18 to 14.92	2,832,836	0.53%	16.70% to 15.93%
Balance Sheet Investment Fund -Class A (FRBSI)
2010	0.95% to 1.65%	131,609	20.83 to 19.37	2,673,167	1.51%	20.69% to 19.84%
2009	0.95% to 1.65%	164,620	17.26 to 16.16	2,779,669	1.12%	21.43% to 20.57%
2008	0.95% to 1.65%	186,547	14.21 to 13.40	2,602,134	1.34%	-36.62% to -37.07%
2007	0.95% to 1.85%	204,076	22.42 to 20.99	4,507,348	1.04%	-4.28% to -5.16%
2006	0.95% to 1.85%	200,922	23.43 to 22.13	4,641,285	1.36%	15.25% to 14.21%
Foreign Fund - Class A (TFF)
2010	0.95% to 1.65%	71,757	16.83 to 15.60	1,633,935	1.76%	7.47% to 6.71%
2009	0.95% to 1.65%	88,536	15.66 to 14.62	1,879,216	1.55%	48.31% to 47.26%
2008	0.95% to 1.65%	128,037	10.56 to 9.93	1,801,366	2.68%	-46.60% to -46.98%
2007	0.95% to 1.65%	171,992	19.78 to 18.73	4,468,461	1.54%	16.13% to 15.30%
2006	0.95% to 1.65%	222,002	17.03 to 16.24	4,999,740	2.04%	18.79% to 17.96%
Mutual Series Funds - Mutual Shares Fund -Class A (TMSF)
2010	0.95% to 1.90%	326,468	15.93 to 14.37	5,359,725	2.77%	10.35% to 9.30%
2009	0.95% to 1.90%	370,806	14.43 to 13.15	5,518,368	2.20%	26.63% to 25.41%
2008	0.95% to 1.90%	429,113	11.40 to 10.49	5,060,629	0.88%	-38.69% to -39.28%
2007	0.95% to 1.90%	515,438	18.59 to 17.27	9,963,434	2.55%	1.99% to 1.00%
2006	0.95% to 1.90%	511,413	18.23 to 17.10	9,777,596	1.70%	16.86% to 15.74%
Small-Mid Cap Growth Fund -Class A (FSCG)
2010	0.95% to 1.80%	126,663	9.49 to 8.65	1,170,673	0.00%	27.22% to 26.12%
2009	0.95% to 1.90%	155,606	7.46 to 6.79	1,134,419	0.00%	41.81% to 40.45%
2008	0.95% to 1.90%	178,924	5.26 to 4.84	923,208	0.00%	-43.06% to -43.61%
2007	0.95% to 1.90%	216,319	9.24 to 8.58	1,969,995	0.00%	10.60% to 9.54%
2006	0.95% to 1.90%	289,296	8.35 to 7.83	2,392,681	0.00%	6.50% to 5.48%
Templeton Foreign Securities Fund -Class 3 (TIF3)
2010	0.95% to 1.65%	195,587	14.94 to 14.25	2,859,903	1.77%	7.38% to 6.62%
2009	0.95% to 1.65%	231,595	13.91 to 13.36	3,163,292	3.39%	35.89% to 34.93%
2008	0.95% to 1.65%	243,351	10.24 to 9.90	2,453,939	2.52%	-40.96% to -41.38%
2007	0.95% to 1.65%	266,843	17.34 to 16.89	4,573,075	2.24%	14.34% to 13.53%
2006	0.95% to 1.65%	280,958	15.16 to 14.88	4,224,492	1.30%	20.31% to 19.46%
Genesis Fund - Trust Class (NBGST)
2010	0.95% to 1.90%	351,590	28.62 to 25.83	10,053,937	0.00%	20.22% to 19.07%
2009	0.95% to 1.90%	431,654	23.81 to 21.69	10,288,233	0.00%	25.05% to 23.85%
2008	0.95% to 1.90%	506,634	19.04 to 17.51	9,690,345	0.00%	-33.49% to -34.13%
2007	0.95% to 1.90%	569,440	28.63 to 26.59	16,441,025	0.14%	20.64% to 19.48%
2006	0.95% to 1.90%	681,574	23.73 to 22.25	16,358,793	1.09%	6.24% to 5.22%
Guardian Fund - Investor Class (NBGF)
2010	1.30%	69,743	22.77	1,588,094	0.36%	17.96%
2009	1.30%	78,552	19.30	1,516,365	0.54%	28.52%
2008	1.30%	93,599	15.02	1,405,916	0.39%	-39.02%
2007	1.30%	99,765	24.63	2,457,404	0.61%	6.21%
2006	1.30%	123,393	23.19	2,861,814	0.33%	12.01%
Guardian Fund - Trust Class (NBGT)
2010	0.95% to 1.45%	13,494	12.22 to 11.58	160,899	0.37%	18.23% to 17.64%
2009	0.95% to 1.45%	14,316	10.34 to 9.84	144,646	0.59%	28.57% to 27.92%
2008	0.95% to 1.45%	15,586	8.04 to 7.69	122,622	0.34%	-38.86% to -39.17%
2007	0.95% to 1.45%	22,233	13.15 to 12.65	287,874	0.72%	6.36% to 5.82%
2006	0.95% to 1.50%	17,972	12.36 to 11.91	218,524	0.20%	12.24% to 11.62%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Partners Fund - Investor Class (PF)
2010	1.30%	107,237	$34.69	$3,720,403	0.13%	13.90%
2009	1.30%	115,319	30.46	3,512,455	0.67%	54.07%
2008	1.30%	124,626	19.77	2,463,697	0.30%	-52.61%
2007	1.30%	142,633	41.72	5,950,033	0.32%	8.66%
2006	1.30%	174,025	38.39	6,681,163	0.60%	11.73%
Partners Fund - Trust Class (NBPT)
2010	0.95% to 1.90%	21,075	13.64 to 12.31	283,156	0.01%	14.10% to 13.01%
2009	0.95% to 1.90%	22,103	11.95 to 10.89	260,739	0.73%	54.37% to 52.89%
2008	0.95% to 1.90%	25,492	7.74 to 7.12	194,979	0.27%	-52.52% to -52.98%
2007	0.95% to 1.90%	27,172	16.31 to 15.15	438,739	0.25%	8.79% to 7.74%
2006	0.95% to 1.90%	42,201	14.99 to 14.06	621,923	0.45%	11.97% to 10.90%
Short Duration Bond Fund -Investor Class (NLMB)
2010	1.30%	50,426	14.82	747,087	3.28%	4.59%
2009	1.30%	51,020	14.17	722,722	4.97%	11.88%
2008	1.30%	59,145	12.66	748,858	5.17%	-17.13%
2007	1.30%	69,314	15.28	1,058,965	5.48%	3.98%
2006	1.30%	66,778	14.69	981,208	4.61%	2.83%
Socially Responsive Fund -Trust Class (NBSRT)
2010	0.95% to 1.50%	91,353	13.73 to 13.23	1,236,454	0.17%	21.40% to 20.72%
2009	0.95% to 1.50%	91,835	11.31 to 10.96	1,027,469	0.40%	29.10% to 28.39%
2008	0.95% to 1.50%	101,361	8.76 to 8.54	881,359	0.44%	-39.48% to -39.82%
2007	0.95% to 1.50%	129,136	14.48 to 14.19	1,861,389	0.54%	6.29% to 5.69%
2006	0.95% to 1.50%	120,462	13.62 to 13.42	1,634,820	0.10%	13.13% to 12.51%
Champion Income Fund - Class A (OCHI)
2010	0.95% to 1.45%	16,640	3.79 to 3.64	61,231	9.74%	12.73% to 12.16%
2009	0.95% to 1.45%	21,838	3.36 to 3.25	71,469	10.01%	19.15% to 18.55%
2008	0.95% to 1.45%	20,984	2.82 to 2.74	58,206	9.04%	-78.71% to -78.82%
2007	0.95% to 1.45%	19,055	13.24 to 12.93	249,351	7.43%	-1.06% to -1.56%
2006	0.95% to 1.45%	17,997	13.38 to 13.13	238,841	5.62%	8.16% to 7.61%
Global Securities Fund/VA -Class 4 (OVGS4)
2010	0.95% to 1.90%	377,372	14.92 to 13.99	5,522,913	1.24%	14.57% to 13.47%
2009	0.95% to 1.90%	418,147	13.02 to 12.33	5,359,597	1.84%	38.06% to 36.73%
2008	0.95% to 1.90%	450,764	9.43 to 9.02	4,198,500	1.28%	-40.91% to -41.48%
2007	0.95% to 1.90%	528,809	15.96 to 15.41	8,361,948	1.15%	5.05% to 4.03%
2006	0.95% to 2.25%	548,551	15.20 to 14.67	8,277,875	0.81%	16.29% to 14.77%
Oppenheimer Capital Appreciation Fund -Class A (OCAF)
2010	0.95% to 1.80%	177,028	7.97 to 7.30	1,384,023	0.00%	8.11% to 7.18%
2009	0.95% to 1.80%	204,982	7.37 to 6.81	1,484,634	0.00%	42.22% to 41.00%
2008	0.95% to 1.80%	216,105	5.18 to 4.83	1,103,293	0.00%	-46.41% to -46.87%
2007	0.95% to 1.80%	245,700	9.67 to 9.09	2,345,097	0.00%	12.68% to 11.71%
2006	0.95% to 1.80%	260,714	8.58 to 8.13	2,214,629	0.00%	6.49% to 5.57%
Oppenheimer Global Fund - Class A (OGF)
2010	0.95% to 1.90%	159,326	13.52 to 12.20	5,405,188	0.84%	14.58% to 13.48%
2009	0.95% to 1.90%	204,845	11.80 to 10.75	5,832,080	0.60%	37.88% to 36.56%
2008	0.95% to 1.90%	239,483	8.56 to 7.87	4,879,638	1.38%	-41.59% to -42.15%
2007	0.95% to 1.90%	304,168	14.65 to 13.61	10,412,275	1.01%	4.95% to 3.94%
2006	0.95% to 1.90%	393,370	13.96 to 13.09	12,944,367	0.65%	16.27% to 15.15%
Oppenheimer Strategic Income Fund -Class A (OSI)
2010	0.95% to 1.60%	97,222	18.92 to 17.69	1,817,449	6.47%	14.86% to 14.10%
2009	0.95% to 1.60%	62,556	16.47 to 15.50	1,011,659	6.74%	20.93% to 20.14%
2008	0.95% to 1.60%	52,611	13.62 to 12.90	702,172	5.71%	-17.30% to -17.84%
2007	0.95% to 1.60%	51,188	16.47 to 15.70	828,973	6.73%	8.18% to 7.47%
2006	0.95% to 1.60%	39,653	15.23 to 14.61	595,446	4.78%	6.66% to 5.96%
PIMCO Total Return Fund -Class A (PMTRA)
2010	0.95% to 1.80%	231,006	18.34 to 16.79	4,147,110	2.67%	7.33% to 6.41%
2009	0.95% to 1.80%	241,882	17.09 to 15.78	4,057,102	5.14%	12.24% to 11.28%
2008	0.95% to 1.80%	270,552	15.22 to 14.18	4,056,734	4.67%	3.21% to 2.32%
2007	0.95% to 1.80%	252,154	14.75 to 13.86	3,667,101	4.54%	7.53% to 6.61%
2006	0.95% to 2.25%	274,095	13.72 to 12.03	3,710,444	4.15%	2.53% to 1.18%
Putnam International Equity Fund -Class A (PUIGA)
2010	1.45% to 1.50%	265	15.79 to 15.73	4,185	2.24%	8.50% to 8.44%
2009	1.45% to 1.50%	265	14.56 to 14.51	3,857	2.66%	23.45% to 23.39%
2008	1.45% to 1.50%	265	11.79 to 11.76	3,125	0.00%	-45.64% to -45.67%
2007	1.45% to 1.50%	265	21.69 to 21.64	5,749	2.77%	6.82% to 6.77%
2006	1.45% to 1.50%	265	20.31 to 20.27	5,382	2.32%	26.38% to 26.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Voyager Fund - Class A (PVF)
2010	0.95% to 1.60%	14,066	$16.81 to $ 15.98	$232,746	0.43%	19.46% to 18.68%
2009	0.95% to 1.60%	11,311	14.07 to 13.47	157,004	1.79%	62.42% to 61.36%
2008	0.95% to 1.50%	5,382	8.66 to 8.39	46,036	0.00%	-37.58% to -37.93%
2007	0.95% to 1.50%	5,061	13.88 to 13.52	69,503	0.00%	4.29% to 3.71%
2006	1.10% to 1.50%	4,722	13.23 to 13.04	62,246	0.00%	4.08% to 3.66%
Van Kampen Growth and Income Fund -Class A (VKGIA)
2010	0.95% to 1.75%	107,293	16.43 to 15.44	1,738,936	1.27%	11.58% to 10.68%
2009	0.95% to 1.75%	145,665	14.72 to 13.95	2,118,535	1.53%	23.08% to 22.09%
2008	0.95% to 1.90%	162,476	11.96 to 11.33	1,925,148	1.85%	-32.84% to -33.48%
2007	0.95% to 1.90%	194,088	17.81 to 17.03	3,432,605	1.87%	1.57% to 0.59%
2006	0.95% to 1.90%	191,891	17.54 to 16.93	3,348,357	1.57%	14.91% to 13.81%
Van Kampen Mid Cap Growth Fund -Class A (VKGA)
2010	0.95% to 1.50%	39,537	22.86 to 21.91	892,283	0.00%	26.13% to 25.44%
2009	0.95% to 1.50%	50,066	18.12 to 17.46	897,880	0.00%	57.79% to 56.92%
2008	0.95% to 1.50%	62,283	11.49 to 11.13	710,249	0.00%	-48.89% to -49.18%
2007	0.95% to 1.55%	75,338	22.47 to 21.85	1,683,123	0.00%	21.20% to 20.46%
2006	0.95% to 1.55%	41,717	18.54 to 18.14	767,703	0.00%	7.97% to 7.32%
Van Kampen Real Estate Securities Fund -Class A (VKRES)
2010	0.95% to 1.90%	43,139	21.27 to 19.76	900,144	1.13%	23.57% to 22.38%
2009	0.95% to 1.90%	52,866	17.22 to 16.14	896,072	1.75%	27.29% to 26.07%
2008	0.95% to 1.90%	62,570	13.53 to 12.81	837,040	1.46%	-39.22%to -39.81%
2007	0.95% to 1.90%	66,818	22.25 to 21.28	1,475,872	1.27%	-18.13% to -18.92%
2006	0.95% to 1.90%	121,543	27.18 to 26.24	3,282,788	1.32%	36.14% to 34.84%
Virtus Balanced Fund - Class A (PBF)
2010	1.30%	30,840	22.29	687,576	1.77%	10.37%
2009	1.30%	33,587	20.20	678,463	2.50%	21.77%
2008	1.30%	32,819	16.59	544,406	2.82%	-26.81%
2007	1.30%	40,077	22.66	908,282	2.31%	4.49%
2006	1.30%	43,231	21.69	937,643	2.24%	11.27%
Advisors Small Cap Fund -Class A (WRASCA)
2010	0.95% to 1.60%	36,223	20.16 to 19.17	719,153	0.00%	34.65% to 33.77%
2009	0.95% to 1.60%	17,748	14.97 to 14.33	261,564	0.00%	41.61% to 40.68%
2008	0.95% to 1.60%	16,298	10.57 to 10.19	169,941	0.00%	-38.30% to -38.70%
2007	0.95% to 1.60%	16,996	17.14 to 16.62	288,028	0.00%	6.66% to 5.95%
2006	0.95% to 1.60%	18,050	16.07 to 15.69	288,219	0.00%	5.16% to 4.47%
Advantage Funds(R) -Common Stock Fund -Investor Class (SCS)
2010	0.95% to 1.90%	129,509	17.24 to 15.56	2,797,735	0.00%	23.71% to 22.52%
2009	0.95% to 1.90%	147,479	13.94 to 12.70	2,542,019	0.13%	39.94% to 38.60%
2008	0.95% to 1.90%	175,388	9.96 to 9.16	2,153,047	0.00%	-35.54% to -36.16%
2007	0.95% to 1.90%	215,499	15.45 to 14.35	4,102,076	0.62%	8.89% to 7.84%
2006	0.95% to 1.90%	246,991	14.19 to 13.31	4,298,808	0.00%	14.22% to 13.13%
Advantage Funds(R) - Growth Fund -Investor Class (SGR)
2010	0.95% to 1.50%	38,693	17.31 to 16.63	655,129	0.00%	24.95% to 24.25%
2009	0.95% to 1.50%	39,201	13.85 to 13.38	532,935	0.00%	45.93% to 45.12%
2008	0.95% to 1.60%	46,687	9.49 to 9.17	437,411	0.00%	-41.02% to -41.40%
2007	0.95% to 1.45%	41,166	16.09 to 15.76	654,897	0.00%	26.20% to 25.56%
2006	0.95% to 1.45%	31,689	12.75 to 12.55	400,625	0.00%	6.71% to 6.17%
Advantage Funds(R) - Large Cap Core -Investor Class (WFLCCI)
2010	0.95% to 1.60%	9,306	11.70 to 11.66	108,736	0.37%	16.98% to 16.63%	*
Advantage Funds(R) -Large Cap Growth Fund -Investor Class (STR)
2010	1.30%	59,749	26.73	1,596,983	0.00%	15.24%
2009	1.30%	63,733	23.19	1,478,149	0.08%	34.69%
2008	1.30%	61,544	17.22	1,059,719	0.00%	-39.62%
2007	1.30%	67,345	28.52	1,920,567	0.00%	16.58%
2006	1.30%	78,113	24.46	1,910,814	0.00%	2.52%
Advantage Funds(R) -Large Company Core Fund -Investor Class (SGI)
2009	0.95% to 1.60%	17,526	6.62 to 6.23	113,643	0.53%	37.61% to 36.70%
2008	0.95% to 1.60%	20,927	4.81 to 4.56	98,538	0.89%	-39.88% to -40.27%
2007	0.95% to 1.85%	20,646	8.00 to 7.49	162,231	0.58%	1.26% to 0.34%
2006	0.95% to 1.85%	21,787	7.90 to 7.47	169,326	0.28%	14.30% to 13.26%
Advantage Funds(R) -Mid Cap Growth Fund -Investor Class (WFMCGZ)
2010	0.95% to 1.50%	14,359	14.66 to 14.20	206,183	0.00%	19.69% to 19.03%
2009	0.95% to 1.50%	23,273	12.24 to 11.93	281,446	0.00%	52.55% to 51.70%
2008	0.95% to 1.50%	21,653	8.03 to 7.86	172,174	0.00%	-45.52% to -45.82%
2007	0.95% to 1.50%	27,492	14.73 to 14.51	402,742	0.00%	17.49% to 16.84%
2006	0.95% to 1.50%	24,109	12.54 to 12.42	301,104	0.00%	12.71% to 12.08%
A Bonds Plus, Inc. (DBP)
2007	1.30%	124,170	16.05	1,993,145	4.86%	2.09%
2006	1.30%	145,007	15.72	2,279,940	4.52%	2.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Delchester Fund -Institutional Class (obsolete) (DBF)
2008	1.30%	30,808	$12.48	$384,544	8.47%	-27.19%
2007	1.30%	23,032	17.14	394,832	8.86%	0.68%
2006	1.30%	26,667	17.03	454,075	7.35%	12.64%
Global Fixed Income Fund -Common Class (obsolete) (WPGF)
2008	1.30%	55,748	15.57	868,048	7.28%	-0.55%
2007	1.30%	46,017	15.66	720,482	5.46%	6.65%
2006	1.30%	49,753	14.68	730,372	2.47%	4.24%
J.P. Morgan NVIT Balanced Fund -Class I (obsolete) (BF)
2008	0.95% to 1.50%	17,226	9.17 to 8.80	154,660	2.77%	-26.26% to -26.67%
2007	0.95% to 1.50%	16,842	12.43 to 12.00	205,864	1.98%	3.63% to 3.05%
2006	0.95% to 1.50%	20,618	12.00 to 11.64	243,931	2.29%	11.19% to 10.57%
Janus Adviser Series -Balanced Fund -Class S (obsolete) (JABR)
2008	0.95% to 1.65%	109,127	11.08 to 10.45	1,192,486	2.09%	-15.63% to -16.22%
2007	0.95% to 1.65%	87,699	13.13 to 12.47	1,134,521	2.43%	8.80% to 8.03%
2006	0.95% to 1.65%	106,188	12.07 to 11.54	1,265,873	1.42%	9.35% to 8.58%
Janus Adviser Series -International Growth Fund -Class S (obsolete) (JAIGR)
2008	1.20% to 1.50%	4,368	9.21 to 8.98	40,083	3.43%	-49.63% to -49.78%
2007	1.20% to 1.90%	4,431	18.28 to 17.37	80,714	2.47%	24.62% to 23.74%
2006	1.20% to 1.90%	4,626	14.67 to 14.03	67,660	0.83%	42.90% to 41.89%
Janus Adviser Series -Worldwide Fund -Class S (obsolete) (JAWGR)
2008	0.95% to 1.90%	52,632	4.60 to 4.24	236,991	0.57%	-45.23% to -45.75%
2007	0.95% to 1.90%	59,906	8.39 to 7.82	493,594	0.17%	7.88% to 6.84%
2006	0.95% to 1.90%	70,080	7.78 to 7.32	536,746	1.72%	15.82% to 14.72%
Value Opportunities Fund -Class A (obsolete) (NVOA)
2008	0.95% to 1.60%	13,461	10.12 to 9.58	134,464	0.22%	-36.46% to -36.87%
2007	0.95% to 1.60%	14,042	15.92 to 15.18	220,907	0.00%	-8.52% to -9.12%
2006	0.95% to 1.60%	17,052	17.41 to 16.71	293,641	0.00%	16.73% to 15.96%

2010	Reserves for annuity contracts in payout phase:				$1,327
2010	Contract owners equity:				$225,817,512
2009	Reserves for annuity contracts in payout phase:				$44,895
2009	Contract owners equity:				$226,799,748
2008	Reserves for annuity contracts in payout phase:				$36,699
2008	Contract owners equity:				$197,657,447
2007	Reserves for annuity contracts in payout phase:				$71,144
2007	Contract owners equity:				$341,813,434
2006	Reserves for annuity contracts in payout phase:				$81,495
2006	Contract owners equity:				$355,699,377
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.